ANNUAL
                         REPORT
                                              [GRAPHIC OMITTED]
                                          THE MARK OF EXCELLENCE SM
                  June 30, 2001


            Tax-Free Money Fund

 California Tax-Free Money Fund

       Ohio Tax-Free Money Fund

    Florida Tax-Free Money Fund       [LOGO]TOUCHSTONE
                                      --------------------------------
Tax-Free Intermediate Term Fund                        Family of Funds

     Ohio Insured Tax-Free Fund

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                                   TAX-EXEMPT
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

TABLE OF CONTENTS
================================================================================
                                                                            Page
--------------------------------------------------------------------------------
Letter from the President                                                      3
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Management Discussion and Analysis                                           4-6
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Statements of Assets and Liabilities                                         7-9
--------------------------------------------------------------------------------
Statements of Operations                                                   10-12
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                        13-15
--------------------------------------------------------------------------------
Financial Highlights                                                       16-24
--------------------------------------------------------------------------------
Notes to Financial Statements                                              25-33
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
     Tax-Free Money Fund                                                   34-35
--------------------------------------------------------------------------------
     California Tax-Free Money Fund                                        36-38
--------------------------------------------------------------------------------
     Ohio Tax-Free Money Fund                                              39-44
--------------------------------------------------------------------------------
     Florida Tax-Free Money Fund                                           45-46
--------------------------------------------------------------------------------
     Tax-Free Intermediate Term Fund                                       47-49
--------------------------------------------------------------------------------
     Ohio Insured Tax-Free Fund                                            50-52
--------------------------------------------------------------------------------
Notes to Portfolios of Investments                                            53
--------------------------------------------------------------------------------
Report of Independent Auditors                                                54
--------------------------------------------------------------------------------

                           TOUCHSTONE FAMILY OF FUNDS

LETTER FROM THE PRESIDENT
================================================================================

[PHOTO]

Dear Fellow Touchstone Shareholder:

We are pleased to provide you with the Touchstone Tax-Free Trust Annual Report for the twelve-months ended June 30, 2001. This update includes the investment activity and performance for Touchstone Tax-Free Money Fund, Touchstone California Tax-Free Money Fund, Touchstone Ohio Tax-Free Money Fund, Touchstone Florida Tax-Free Money Fund, Touchstone Tax-Free Intermediate Term Fund and Touchstone Ohio Insured Tax-Free Fund. Tax-conscious investors may benefit from the income these Funds can provide free from federal and possibly, state and local taxes. These six tax-free money market and bond funds are part of the Touchstone Family of Funds, which consists of twenty mutual funds offered to meet a variety of investment goals.

In  all  economies  and  markets  there  are  opportunities  to  be  discovered.
Historical trend research shows that performance of investment sectors and styles runs in cycles. Your investment professional can help you determine the best asset mix for your particular situation. In today's environment, the professional management and diversification that mutual funds offer are more important than ever. At Touchstone, our fund managers are focused on finding opportunities that will increase shareholder value for us all.

Forecasts for the U.S. economy and the financial markets remain uncertain. The two year cumulative effect of tightening monetary policy, high energy prices, a strong dollar, slowed exports and unsustainable stock price activity in the technology sector have resulted in a sluggish economy. However, there are some encouraging economic indicators - the housing market is strong, consumers continue to spend, the 4.5% June unemployment rate is still low despite a spate of corporate layoffs and inflation continues to be subdued.

The ongoing uncertainties regarding the economy and inflation may continue to present opportunities to fixed-income investors. The same environment that prompted six cuts in the fed funds rate since January has led to a large decline in U.S. Treasury yields and a strong performance for bonds over the past year. Municipal Bonds were one of the better performing sectors in the fixed-income market. Interest rate cuts have been felt most in short-term yields, which impact money market rates. Yields on Municipal Bonds, relative to U.S. Treasuries continue to provide an attractive opportunity for tax-conscious investors.

We believe that the near term outlook for the fixed income markets remains positive. In addition to the recent easing of monetary policy, Federal income tax relief and falling energy costs should further help to reinvigorate the economy and the financial markets.

As always, we appreciate your continued confidence in the Touchstone Family of Funds and remain committed to helping you achieve your financial goals in the years to come.

Best regards,

/s/ Jill T. McGruder

Jill T. McGruder
President
Touchstone Family of Funds

Touchstone mutual funds are distributed by Touchstone Securities, Inc., a member of NASD and SIPC.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

Overview

The year ended June 30, 2001 proved to be a very good year for municipal bonds. Not only was the municipal sector one of the best performing within the bond market, but it outperformed the S&P 500 over the year as well. Much of the excess performance in the bond market can be attributed to the sharp decline in interest rates.

The economy began to weaken in the third quarter of 2000, due in large part to the sharp downturn in the stock market. As the year progressed, economic conditions worsened as business expenditures, which had fueled much of the economy's growth, slowed to a trickle. This provided the impetus for interest rates to move lower. In January 2001, the Federal Reserve Board (Fed) surprised the market by cutting interest rates by 0.50%. In all, the Fed has lowered interest rates a total of 2.75% bringing the fed funds rate to 3.75%. Yields on intermediate maturity U.S. Treasury securities declined by 0.60% to 1.20% over the reporting period, while municipal bond yields declined by about 0.60%. Valuations of municipal bonds improved nicely relative to U.S. Treasuries over the year as well, accounting for the strong performance of the municipal sector relative to other bond market sectors.

TAX-FREE INTERMEDIATE TERM FUND

The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with the protection of capital. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective. The Fund invests primarily in municipal obligations rated within the three highest rating categories with remaining maturities of twenty years or less. For the fiscal year ended June 30, 2001, the Fund's total returns (excluding the impact of applicable sales loads were 7.99% and 7.27% for Class A and Class C shares, respectively. The Lehman Brothers 7-Year Municipal Bond Index returned 9.18% during the same period.

The Tax-Free Intermediate Term Fund's performance lagged the Lipper Intermediate Municipal Debt Fund category's average return for the one year period by 0.49%. When the expenses of the Fund are taken into consideration, the Fund performed comparable to the Lehman Brothers 5-Year Municipal GO Bond Index. The Fund's position in higher coupon bonds and other issues, such as housing and student loan issues, contributed to this relative under-performance. These issues tend to provide greater income but are less sensitive to changes in interest rates. Since interest rates declined over the period, price appreciation was less than might have been realized in other issues of comparable maturity. Our objective for managing the Tax-Free Intermediate Term Fund remains to maximize the tax-free yield while minimizing share price volatility. In pursuing this strategy we typically invest in premium bonds, which we can often buy at attractive prices compared to current coupon issues.

The outlook for the municipal market remains quite favorable. New issue supply thus far in 2001 has been about 40% more than compared to a year ago. This additional supply has caused municipal bonds to lag U.S. Treasuries. Given the decline in interest rates over the past 12 months, absolute yield levels are not as appetizing as they were a year ago. However, valuations remain very attractive compared to other sectors of the bond market and to other income alternatives.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

OHIO INSURED TAX-FREE FUND

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with the protection of capital. The Fund invests primarily in high quality, long-term Ohio municipal obligations rated within the highest rating category by a rating agency and which are protected by insurance guaranteeing the payment of principal and interest in the event of a default. For the fiscal year ended June 30, 2001, the Fund's total returns (excluding the impact of applicable sales loads) were 8.88% and 8.15% for Class A and Class C shares, respectively. The Lehman Brothers General Municipal Index returned 9.98% during the same period.

The Ohio Insured Tax-Free Fund outperformed the Lipper Ohio Municipal Debt Fund average for the 12 months ended June 30, 2001. The Fund was well positioned to take advantage of the declining interest rate environment experienced over the course of the reporting period. We executed several trades to extend the call protection of the portfolio, which helped the Fund respond positively as interest rates declined. To achieve this, we sold shorter maturity issues and bought new issues with better call protection. Typically, these new issues will appreciate more in value, as interest rates decline, than will issues with shorter maturities and calls.

Municipal bonds continue to be an excellent choice for investors looking for the benefits of tax-free income and diversification. In fact, a recent study by Merrill Lynch cited municipal bonds as one of best ways for investors to diversify an equity portfolio, and provide stability to an investment portfolio.

                           TOUCHSTONE FAMILY OF FUNDS

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

           COMPARISON OF THE CHANGE IN VALUE SINCE JUNE 30, 1990 OF A
      $10,000 INVESTMENT IN THE TAX-FREE INTERMEDIATE TERM FUND - CLASS A*,
               THE LEHMAN BROTHERS 7-YEAR MUNUCIPAL BOND INDEX AND
              THE LEHMAN BROTHERS 5-YEAR MUNICIPAL G.O. BOND INDEX

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

                        TAX-FREE INTERMEDIATE TERM FUND
                          AVERAGE ANNUAL TOTAL RETURNS

            Total Return                Average Annual Total Returns
          Since Inception**    1 Year    5 Years    10 Years    Since Inception*
Class A          --             2.89%      3.90%       5.13%            --
Class B       -3.49%              --         --          --             --
Class C          --             7.27%      4.22%         --           3.68%

--------------------------------------------------------------------------------

                                                         6/01

Tax-Free Intermediate Term Fund - Class A              $17,696
Lehman Brothers 7-Year Municipal Bond Index            $19,073
Lehman Brothers 5-Year Municipal G.O. Bond Index       $19,774

Past performance is not predictive of future performance.

* The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Fund inception was September 10, 1981, and the initial public offering of Class C shares commenced on February 1, 1994.

**   The initial public offering of Class B shares commenced on May 1, 2001.


           COMPARISON OF THE CHANGE IN VALUE SINCE JUNE 30, 1990 OF A
        $10,000 INVESTMENT IN THE OHIO INSURED TAX-FREE FUND - CLASS A*,
                    THE LEHMAN BROTHERS MUNICIPAL INDEX AND
             THE LEHMAN BROTHERS 15-YEAR MUNICIPAL G.O. BOND INDEX

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

                           OHIO INSURED TAX-FREE FUND
                          AVERAGE ANNUAL TOTAL RETURNS

            Total Return                Average Annual Total Returns
          Since Inception**    1 Year    5 Years    10 Years    Since Inception*
Class A          --             3.72%      4.50%       6.32%            --
Class B       -3.02%              --         --          --             --
Class C          --             8.15%      4.75%         --           4.07%

--------------------------------------------------------------------------------

                                                         6/01

Ohio Insured Tax-Free Fund - Class A                   $18,975
Lehman Brothers Municipal Index                        $19,966
Lehman Brothers 15-Year Municipal G.O. Bond Index      $22,916

Past performance is not predictive of future performance.

* The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Fund inception was April 1, 1985, and the initial public offering of Class C shares commenced on November 1, 1993.

**   The initial public offering of Class B shares commenced on May 1, 2001.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2001

===============================================================================================
                                                                                    CALIFORNIA
                                                                     TAX-FREE        TAX-FREE
(000's)                                                             MONEY FUND      MONEY FUND
-----------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost .............................................   $  22,051       $  71,985
                                                                     =========================
   At market value ...............................................   $  22,051       $  71,985
Cash .............................................................          72              28
Interest receivable ..............................................         278             567
Receivable from affiliates .......................................           1              --
Other assets .....................................................          13               1
                                                                     -------------------------
TOTAL ASSETS .....................................................      22,415          72,581
                                                                     -------------------------

LIABILITIES
Dividends payable ................................................           1               1
Payable to affiliates ............................................          --              31
Payable for securities purchased .................................          --           3,058
Other accrued expenses and liabilities ...........................           5               6
                                                                     -------------------------
TOTAL LIABILITIES ................................................           6           3,096
                                                                     -------------------------

NET ASSETS .......................................................   $  22,409       $  69,485
                                                                     =========================

NET ASSETS CONSIST OF:
Paid-in capital ..................................................   $  22,412       $  69,486
Accumulated net realized losses from security transactions .......          (3)             (1)
                                                                     -------------------------

NET ASSETS .......................................................   $  22,409       $  69,485
                                                                     =========================

Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .........      22,423          69,486
                                                                     =========================
Net asset value, offering price and redemption price per share ...   $    1.00       $    1.00
                                                                     =========================

See accompanying notes to financial statements

                           TOUCHSTONE FAMILY OF FUNDS
                                       7

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2001
===============================================================================================
                                                                       OHIO           FLORIDA
                                                                     TAX-FREE        TAX-FREE
(000's)                                                             MONEY FUND      MONEY FUND
-----------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost .............................................   $ 393,108       $  16,549
                                                                     =========================
   At market value ...............................................   $ 393,108       $  16,549
Cash .............................................................         870              --
Interest receivable ..............................................       3,718             191
Receivable from affiliates .......................................          --               1
Other assets .....................................................          13               2
                                                                     -------------------------
TOTAL ASSETS .....................................................     397,709          16,743
                                                                     -------------------------

LIABILITIES
Overdraft ........................................................          --              29
Dividends payable ................................................         377              21
Payable to affiliates ............................................         151              --
Payable for securities purchased .................................         170              --
Other accrued expenses and liabilities ...........................          66               3
                                                                     -------------------------
TOTAL LIABILITIES ................................................         764              53
                                                                     -------------------------

NET ASSETS .......................................................   $ 396,945       $  16,690
                                                                     =========================

NET ASSETS CONSIST OF:
Paid-in capital ..................................................   $ 396,961       $  16,698
Accumulated net realized losses from security transactions .......         (16)             (8)
                                                                     -------------------------

NET ASSETS .......................................................   $ 396,945       $  16,690
                                                                     =========================

PRICING OF RETAIL SHARES
Net assets applicable to Retail shares ...........................   $ 211,564       $  16,690
                                                                     =========================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .........     211,560          16,698
                                                                     =========================
Net asset value, offering price and redemption price per share ...   $    1.00       $    1.00
                                                                     =========================

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional shares ....................   $ 185,381       $      --
                                                                     =========================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .........     185,387              --
                                                                     =========================
Net asset value, offering price and redemption price per share ...   $    1.00       $      --
                                                                     =========================

See accompanying notes to financial statements

                           TOUCHSTONE FAMILY OF FUNDS
                                       8

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2001
===============================================================================================
                                                                     TAX-FREE      OHIO INSURED
                                                                   INTERMEDIATE      TAX-FREE
(000's)                                                              TERM FUND         FUND
-----------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost .............................................   $  36,760       $  55,439
                                                                     =========================
   At market value ...............................................   $  38,240       $  58,910
Cash .............................................................          18              94
Interest receivable ..............................................         498             474
Receivable for capital shares sold ...............................          20               5
Other assets .....................................................          31              16
                                                                     -------------------------
TOTAL ASSETS .....................................................      38,807          59,499
                                                                     -------------------------

LIABILITIES
Dividends payable ................................................          23              66
Payable for capital shares redeemed ..............................          25              51
Payable to affiliates ............................................          11              22
Other accrued expenses and liabilities ...........................           7               3
                                                                     -------------------------
TOTAL LIABILITIES ................................................          66             142
                                                                     -------------------------

NET ASSETS .......................................................   $  38,741       $  59,357
                                                                     =========================

NET ASSETS CONSIST OF:
Paid-in capital ..................................................   $  38,059       $  55,849
Accumulated net realized gains (losses) from security transactions        (798)             37
Net unrealized appreciation on investments .......................       1,480           3,471
                                                                     -------------------------

NET ASSETS .......................................................   $  38,741       $  59,357
                                                                     =========================

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ..........................   $  35,698       $  54,791
                                                                     =========================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .........       3,230           4,607
                                                                     =========================
Net asset value and redemption price per share ...................   $   11.05       $   11.89
                                                                     =========================
Maximum offering price per share .................................   $   11.60       $   12.48
                                                                     =========================

PRICING OF CLASS B SHARES
Net assets applicable to Class B shares ..........................   $       0(A)    $      40
                                                                     =========================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .........           0(A)            3
                                                                     =========================
Net asset value and redemption price per share ...................   $   11.06       $   11.88
                                                                     =========================
Maximum offering price per share .................................   $   11.06       $   11.88
                                                                     =========================

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares ..........................   $   3,043       $   4,526
                                                                     =========================
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value) .........         275             381
                                                                     =========================
Net asset value and redemption price per share ...................   $   11.06       $   11.89
                                                                     =========================
Maximum offering price per share .................................   $   11.06       $   11.89
                                                                     =========================

(A)  Amounts are less than $1,000.
See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2001
================================================================================
                                                                      CALIFORNIA
                                                           TAX-FREE    TAX-FREE
(000's)                                                   MONEY FUND  MONEY FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ........................................   $  1,143    $  2,555
                                                           --------------------

EXPENSES
Investment advisory fees ...............................        132         355
Accounting services fees ...............................         30          37
Transfer agent fees ....................................         30          27
Distribution expenses ..................................         --          42
Professional fees ......................................         28          31
Custodian fees .........................................         19          20
Postage and supplies ...................................         16           5
Registration fees ......................................         16          --
Trustees' fees and expenses ............................          7           7
Reports to shareholders ................................          4           4
Pricing expenses .......................................          4           7
Other expense ..........................................          2          --
                                                           --------------------
TOTAL EXPENSES .........................................        288         535
Fees waived by the Adviser .............................        (53)         (2)
                                                           --------------------
NET EXPENSES ...........................................        235         533
                                                           --------------------

NET INVESTMENT INCOME ..................................        908       2,022
                                                           --------------------

NET REALIZED LOSSES FROM SECURITY TRANSACTIONS .........         --          (1)
                                                           --------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .............   $    908    $  2,021
                                                           ====================

See accompanying notes to financial statements

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2001
================================================================================
                                                             OHIO      FLORIDA
                                                           TAX-FREE    TAX-FREE
(000's)                                                   MONEY FUND  MONEY FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ........................................   $ 15,619    $    760
                                                           --------------------

EXPENSES
Investment advisory fees ...............................      1,676          97
Distribution expenses, Retail class ....................        445           1
Accounting services fees ...............................         73          29
Transfer agent fees, Retail class ......................         68          12
Transfer agent fees, Institutional class ...............         12          --
Custodian fees .........................................        100          10
Registration fees ......................................         19           2
Postage and supplies ...................................         32           4
Professional fees ......................................         38          26
Pricing expenses .......................................         14           3
Insurance expense ......................................          1          --
Trustees' fees and expenses ............................          7           7
Reports to shareholders ................................          4           4
Other expense ..........................................         12           1
                                                           --------------------
TOTAL EXPENSES .........................................      2,501         196
Fees waived by the Adviser .............................        (19)        (70)
                                                           --------------------
NET EXPENSES ...........................................      2,482         126
                                                           --------------------

NET INVESTMENT INCOME ..................................     13,137         634
                                                           --------------------

NET REALIZED GAINS FROM SECURITY TRANSACTIONS ..........         --           5
                                                           --------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .............   $ 13,137    $    639
                                                           ====================

See accompanying notes to financial statements

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2001(A)
================================================================================
                                                          TAX-FREE  OHIO INSURED
                                                        INTERMEDIATE  TAX-FREE
(000's)                                                   TERM FUND      FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ........................................   $  2,097    $  3,456
                                                           --------------------
EXPENSES
Investment advisory fees ...............................        198         313
Transfer agent fees, Class A ...........................         42          26
Transfer agent fees, Class B ...........................          2           2
Transfer agent fees, Class C ...........................         12          12
Accounting services fees ...............................         44          50
Distribution expenses, Class A .........................         25          25
Professional fees ......................................         27          28
Postage and supplies ...................................         26          14
Registration fees, Common ..............................          3           1
Registration fees, Class A .............................         10           5
Registration fees, Class B .............................          1           1
Registration fees, Class C .............................         11           4
Custodian fees .........................................         14          14
Pricing expenses .......................................         10          11
Trustees' fees and expenses ............................          7           7
Reports to shareholders ................................          5           5
                                                           --------------------
TOTAL EXPENSES .........................................        437         518
Fees waived by the Adviser .............................        (21)        (17)
                                                           --------------------
NET EXPENSES ...........................................        416         501
                                                           --------------------

NET INVESTMENT INCOME ..................................      1,681       2,955
                                                           --------------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions ..........         42         361
Net change in unrealized appreciation/
   depreciation on investments .........................      1,310       2,248
                                                           --------------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS .......      1,352       2,609
                                                           --------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .............   $  3,033    $  5,564
                                                           ====================

(A) Except for Class B shares which represents the period from initial public offering (May 1, 2001) through June 30, 2001.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

==========================================================================================================
                                                                                         CALIFORNIA
                                                                 TAX-FREE                 TAX-FREE
                                                                MONEY FUND               MONEY FUND
                                                         -------------------------------------------------
                                                            YEAR         YEAR         YEAR         YEAR
                                                           ENDED        ENDED        ENDED        ENDED
                                                          JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,
(000's)                                                     2001         2000         2001         2000
----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ................................   $     908    $     841    $   2,022    $   1,731
Net realized gains (losses) from security transactions          --           --           (1)          13
                                                         ------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...........         908          841        2,021        1,744
                                                         ------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
>From net investment income ...........................        (908)        (847)      (2,022)      (1,731)
                                                         ------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold ............................      43,513       48,617      266,713      333,265
Reinvested distributions .............................         883          839        1,917        1,665
Payments for shares redeemed .........................     (47,181)     (49,490)    (262,044)    (320,010)
                                                         ------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
   SHARE TRANSACTIONS ................................      (2,785)         (34)       6,586       14,920
                                                         ------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..............      (2,785)         (40)       6,585       14,933

NET ASSETS
Beginning of year ....................................      25,194       25,234       62,900       47,967
                                                         ------------------------------------------------
End of year ..........................................   $  22,409    $  25,194    $  69,485    $  62,900
                                                         ================================================

See accompanying notes to financial statements

                           TOUCHSTONE FAMILY OF FUNDS
                                       13

STATEMENTS OF CHANGES IN NET ASSETS
==========================================================================================================
                                                                   OHIO                   FLORIDA
                                                                 TAX-FREE                 TAX-FREE
                                                                MONEY FUND               MONEY FUND
                                                         -------------------------------------------------
                                                            YEAR         YEAR         YEAR         YEAR
                                                           ENDED        ENDED        ENDED        ENDED
                                                          JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,
(000's)                                                     2001         2000         2001         2000
----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ................................   $  13,137    $  12,211    $     634    $     795
Net realized gains (losses) from security transactions         (14)         (12)           5           (2)
                                                         ------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...........      13,123       12,199          639          793
                                                         ------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
>From net investment income, Retail ...................      (7,199)      (6,796)        (634)        (521)
>From net investment income, Institutional ............      (5,938)      (5,415)          --         (274)
                                                         ------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
   TO SHAREHOLDERS ...................................     (13,137)     (12,211)        (634)        (795)
                                                         ------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
RETAIL
Proceeds from shares sold ............................     510,439      392,668       35,013       32,945
Reinvested distributions .............................       7,113        6,577          291          448
Payments for shares redeemed .........................    (520,535)    (399,368)     (36,863)     (36,511)
                                                         ------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   RETAIL SHARE TRANSACTIONS .........................      (2,983)        (123)      (1,559)      (3,118)
                                                         ------------------------------------------------

INSTITUTIONAL
Proceeds from shares sold ............................     348,589      322,144           --       45,795
Reinvested distributions .............................         532          472           --           52
Payments for shares redeemed .........................    (296,629)    (365,828)          --      (61,138)
                                                         ------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   INSTITUTIONAL SHARE TRANSACTIONS ..................      52,492      (43,212)          --      (15,291)
                                                         ------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..............      49,495      (43,347)      (1,554)     (18,411)

NET ASSETS
Beginning of year ....................................     347,450      390,797       18,244       36,655
                                                         ------------------------------------------------
End of year ..........................................   $ 396,945    $ 347,450    $  16,690    $  18,244
                                                         ================================================

See accompanying notes to financial statements

                           TOUCHSTONE FAMILY OF FUNDS
                                       14

STATEMENTS OF CHANGES IN NET ASSETS
==========================================================================================================
                                                                TAX-FREE                OHIO INSURED
                                                              INTERMEDIATE                TAX-FREE
                                                                TERM FUND                   FUND
                                                         -------------------------------------------------
                                                            YEAR         YEAR         YEAR         YEAR
                                                           ENDED        ENDED        ENDED        ENDED
                                                          JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,
(000's)                                                   2001(A)        2000       2001(A)        2000
----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ................................   $   1,681    $   2,075    $   2,955    $   3,167
Net realized gains (losses) from security transactions          42         (478)         361         (250)
Net change in unrealized appreciation/depreciation
   on investments ....................................       1,310         (481)       2,248       (1,307)
                                                         ------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...........       3,033        1,116        5,564        1,610
                                                         ------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
>From net investment income, Class A ..................      (1,564)      (1,930)      (2,789)      (2,986)
>From net investment income, Class C ..................        (117)        (145)        (166)        (181)
                                                         ------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
   TO SHAREHOLDERS ...................................      (1,681)      (2,075)      (2,955)      (3,167)
                                                         ------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ............................       8,009       10,950      113,292       66,103
Reinvested distributions .............................       1,219        1,548        1,917        2,115
Payments for shares redeemed .........................     (11,588)     (22,700)    (122,473)     (69,927)
                                                         ------------------------------------------------

NET DECREASE IN NET ASSETS FROM CLASS A
   SHARE TRANSACTIONS ................................      (2,360)     (10,202)      (7,264)      (1,709)
                                                         ------------------------------------------------
CLASS B
Proceeds from shares sold ............................           0(B)        --           40           --
Reinvested distributions .............................           0(B)        --            0(B)        --
Payments for shares redeemed .........................          --           --           --           --
                                                         ------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS B
   SHARE TRANSACTIONS ................................           0(B)        --           40           --
                                                         ------------------------------------------------
CLASS C
Proceeds from shares sold ............................         808          899        1,604          138
Reinvested distributions .............................         106          131          136          152
Payments for shares redeemed .........................      (1,356)      (2,211)        (953)      (1,316)
                                                         ------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS C
   SHARE TRANSACTIONS ................................        (442)      (1,181)         787       (1,026)
                                                         ------------------------------------------------

TOTAL DECREASE IN NET ASSETS .........................      (1,450)     (12,342)      (3,828)      (4,292)

NET ASSETS
Beginning of year ....................................      40,191       52,533       63,185       67,477
                                                         ------------------------------------------------
End of year ..........................................   $  38,741    $  40,191    $  59,357    $  63,185
                                                         ================================================

(A)  Except for Class B shares which  represents  the period from initial public offering (May 1, 2001)
     through June 30, 2001.

(B)  Amounts are less than $1,000.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS

====================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED JUNE 30,
                                                       -------------------------------------------------------------
                                                         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                       ------------------------------------------------------------
Net investment income ..............................      0.034        0.032        0.027        0.030        0.029
                                                       ------------------------------------------------------------
Dividends from net investment income ...............     (0.034)      (0.032)      (0.027)      (0.030)      (0.029)
                                                       ------------------------------------------------------------
Net asset value at end of year .....................   $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                       ============================================================
Total return .......................................      3.45%        3.22%        2.75%        3.03%        2.89%
                                                       ============================================================
Net assets at end of year (000's) ..................   $ 22,409     $ 25,194     $ 25,234     $ 37,383     $ 30,126
                                                       ============================================================
Ratio of net expenses to
   average net assets(A) ...........................      0.89%        0.89%        0.89%        0.92%        0.99%
Ratio of net investment income to
   average net assets ..............................      3.42%        3.15%        2.74%        2.98%        2.85%

(A)  Absent fee  waivers by the  Adviser,  the ratio of  expenses to average net assets would have been 1.09%,
     1.00% and 0.95% for the years ended June 30, 2001, 2000 and 1999, respectively.

CALIFORNIA TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS
====================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED JUNE 30,
                                                       -------------------------------------------------------------
                                                         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                       ------------------------------------------------------------
Net investment income ..............................      0.028        0.027        0.025        0.029        0.028
                                                       ------------------------------------------------------------
Dividends from net investment income ...............     (0.028)      (0.027)      (0.025)      (0.029)      (0.028)
                                                       ------------------------------------------------------------
Net asset value at end of year .....................   $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                       ============================================================
Total return .......................................      2.84%        2.75%        2.56%        2.94%        2.81%
                                                       ============================================================
Net assets at end of year (000's) ..................   $ 69,485     $ 62,900     $ 47,967     $ 41,013     $ 32,186
                                                       ============================================================
Ratio of net expenses to
   average net assets(A) ...........................      0.75%        0.75%        0.75%        0.77%        0.80%
Ratio of net investment income to
   average net assets ..............................      2.84%        2.72%        2.52%        2.89%        2.76%

(A)  Absent fee  waivers by the  Adviser,  the ratio of  expenses to average net assets would have been 0.75%
     for the year ended June 30, 2001.  The fees waived by the Adviser were less than 0.01%.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                       16

OHIO TAX-FREE MONEY FUND - RETAIL
FINANCIAL HIGHLIGHTS
====================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED JUNE 30,
                                                       -------------------------------------------------------------
                                                         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                       ------------------------------------------------------------
Net investment income ..............................      0.033        0.031        0.027        0.030        0.030
                                                       ------------------------------------------------------------
Dividends from net investment income ...............     (0.033)      (0.031)      (0.027)      (0.030)      (0.030)
                                                       ------------------------------------------------------------
Net asset value at end of year .....................   $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                       ============================================================
Total return .......................................      3.31%        3.09%        2.73%        3.07%        2.99%
                                                       ============================================================
Net assets at end of year (000's) ..................   $211,564     $214,561     $214,691     $205,316     $166,719
                                                       ============================================================
Ratio of net expenses to
   average net assets(A) ...........................      0.75%        0.75%        0.75%        0.75%        0.75%
Ratio of net investment income to
   average net assets ..............................      3.29%        3.04%        2.68%        3.02%        2.93%

(A)  Absent fee waivers and/or expense  reimbursements by the Adviser, the ratio of expenses to average net assets would have been  0.75%,  0.77%,  0.77%, 0.76% and 0.77% for the years ended June 30, 2001, 2000, 1999, 1998 and 1997,  respectively.  The fees waived by the Adviser  during the year ended June 30, 2001 were less than 0.01%.

OHIO TAX-FREE MONEY FUND - INSTITUTIONAL
FINANCIAL HIGHLIGHTS
====================================================================================================================
                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------
                                                                                                           PERIOD
                                                                           YEAR ENDED JUNE 30,              ENDED
                                                       -----------------------------------------------     JUNE 30,
                                                         2001         2000         1999         1998       1997(A)
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                       ------------------------------------------------------------
Net investment income ..............................      0.035        0.033        0.029        0.033        0.016
                                                       ------------------------------------------------------------
Dividends from net investment income ...............     (0.035)      (0.033)      (0.029)      (0.033)      (0.016)
                                                       ------------------------------------------------------------
Net asset value at end of period ...................   $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                       ============================================================
Total return .......................................      3.58%        3.35%        2.98%        3.33%        3.31%(C)
                                                       ============================================================
Net assets at end of period (000's) ................   $185,381     $132,889     $176,106     $115,266     $ 97,589
                                                       ============================================================
Ratio of net expenses to
   average net assets(B) ...........................      0.50%        0.50%        0.50%        0.50%        0.50%(C)
Ratio of net investment income to
   average net assets ..............................      3.52%        3.25%        2.93%        3.27%        3.28%(C)

(A)  Represents  the year from the  initial  public  offering  of  Institutional shares (January 7, 1997) through
     June 30, 1997.

(B)  Absent fee waivers and/or expense  reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.50%, 0.52%, 0.51%, 0.52% and 0.56%(C) for the periods ended June 30, 2001, 2000, 1999, 1998 and 1997,  respectively.  The fees  waived by the  Adviser  during the year ended June 30, 2001 were less than 0.01%.

(C)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                       17

FLORIDA TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS
====================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED JUNE 30,
                                                       -------------------------------------------------------------
                                                         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                       ------------------------------------------------------------
Net investment income ..............................      0.033        0.030        0.026        0.030        0.029
                                                       ------------------------------------------------------------
Dividends from net investment income ...............     (0.033)      (0.030)      (0.026)      (0.030)      (0.029)
                                                       ------------------------------------------------------------
Net asset value at end of year .....................   $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                       ============================================================
Total return .......................................      3.30%        3.05%        2.68%        3.03%        2.90%
                                                       ============================================================
Net assets at end of year (000's) ..................   $ 16,690     $ 18,244     $ 21,371     $ 14,368     $ 22,434
                                                       ============================================================
Ratio of net expenses to
   average net assets(A) ...........................      0.65%        0.73%        0.75%        0.75%        0.75%
Ratio of net investment income to
   average net assets ..............................      3.26%        2.98%        2.58%        2.98%        2.85%

(A)  Absent fee waivers and/or expense  reimbursements by the Adviser, the ratio of  expenses to average net assets would have been  1.01%,  1.00%,  0.98%, 0.95% and 0.94% for the years ended June 30, 2001, 2000, 1999, 1998 and 1997, respectively.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                       18

TAX-FREE INTERMEDIATE TERM FUND - CLASS A
FINANCIAL HIGHLIGHTS
====================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED JUNE 30,
                                                       -------------------------------------------------------------
                                                         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $  10.68     $  10.87     $  11.12     $  11.01     $  10.85
                                                       ------------------------------------------------------------

Income from investment operations:
   Net investment income ...........................       0.47         0.48         0.48         0.50         0.50
   Net realized and unrealized gains (losses)
      on investments ...............................       0.37        (0.19)       (0.25)        0.11         0.16
                                                       ------------------------------------------------------------
Total from investment operations ...................       0.84         0.29         0.23         0.61         0.66
                                                       ------------------------------------------------------------

Dividends from net investment income ...............      (0.47)       (0.48)       (0.48)       (0.50)       (0.50)
                                                       ------------------------------------------------------------

Net asset value at end of year .....................   $  11.05     $  10.68     $  10.87     $  11.12     $  11.01
                                                       ============================================================
Total return(A) ....................................      7.99%        2.75%        2.07%        5.63%        6.19%
                                                       ============================================================
Net assets at end of year (000's) ..................   $ 35,698     $ 36,817     $ 47,899     $ 52,896     $ 58,485
                                                       ============================================================
Ratio of net expenses to
   average net assets(B) ...........................      0.99%        0.99%        0.99%        0.99%        0.99%

Ratio of net investment income to
   average net assets ..............................      4.31%        4.47%        4.33%        4.50%        4.55%

Portfolio turnover rate ............................        51%          41%          51%          36%          30%


(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Absent fee waivers and/or expense  reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.05% and 1.00% for the years ended June 30, 2001 and 2000, respectively.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

TAX-FREE INTERMEDIATE TERM FUND - CLASS B
FINANCIAL HIGHLIGHTS
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                      PERIOD
                                                                       ENDED
                                                                      JUNE 30,
                                                                      2001(A)
--------------------------------------------------------------------------------
Net asset value at beginning of year .............................   $  10.96
                                                                     --------

Income from investment operations:
   Net investment income .........................................       0.06
   Net realized and unrealized gains on investments ..............       0.10
                                                                     --------
Total from investment operations .................................       0.16
                                                                     --------

Dividends from net investment income .............................      (0.06)
                                                                     --------

Net asset value at end of year ...................................   $  11.06
                                                                     ========

Total return(B) ..................................................      1.50%
                                                                     ========

Net assets at end of year (000's)(C) .............................   $      0
                                                                     ========

Ratio of net expenses to average net assets(D) ...................      0.00%(E)

Ratio of net investment income to average net assets .............      3.56%(E)

Portfolio turnover rate ..........................................        51%(E)

(A) Represents the period from the initial public offering of shares (May 1, 2001) through June 30, 2001.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C)  Class B shares net assets are less than $1,000.

(D) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.74%(E) for the period ended June 30, 2001.

(E)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

TAX-FREE INTERMEDIATE TERM FUND - CLASS C
FINANCIAL HIGHLIGHTS

====================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED JUNE 30,
                                                       -------------------------------------------------------------
                                                         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $  10.68     $  10.88     $  11.12     $  11.01     $  10.85
                                                       ------------------------------------------------------------

Income from investment operations:
   Net investment income ...........................       0.39         0.40         0.40         0.42         0.43
   Net realized and unrealized gains (losses)
      on investments ...............................       0.38        (0.20)       (0.24)        0.11         0.16
                                                       ------------------------------------------------------------
Total from investment operations ...................       0.77         0.20         0.16         0.53         0.59
                                                       ------------------------------------------------------------

Dividends from net investment income ...............      (0.39)       (0.40)       (0.40)       (0.42)       (0.43)
                                                       ------------------------------------------------------------

Net asset value at end of year .....................   $  11.06     $  10.68     $  10.88     $  11.12     $  11.01
                                                       ============================================================
Total return(A) ....................................      7.27%        1.88%        1.40%        4.85%        5.49%
                                                       ============================================================
Net assets at end of year (000's) ..................   $  3,043     $  3,374     $  4,634     $  4,747     $  5,161
                                                       ============================================================
Ratio of net expenses to average net assets(B) .....      1.74%        1.74%        1.74%        1.74%        1.65%

Ratio of net investment income to
   average net assets ..............................      3.56%        3.72%        3.58%        3.75%        3.89%

Portfolio turnover rate ............................        51%          41%          51%          36%          30%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Absent fee waivers and/or expense  reimbursements by the Adviser, the ratio of expenses  to average net assets would have been 1.80% and 1.76% for the years ended June 30, 2001 and 2000, respectively.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS
                                       21

OHIO INSURED TAX-FREE FUND - CLASS A
FINANCIAL HIGHLIGHTS
====================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED JUNE 30,
                                                       -------------------------------------------------------------
                                                         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $  11.45     $  11.74     $  12.37     $  12.22     $  11.97
                                                       ------------------------------------------------------------

Income from investment operations:
   Net investment income ...........................       0.56         0.58         0.58         0.61         0.61
   Net realized and unrealized gains (losses)
      on investments ...............................       0.44        (0.29)       (0.34)        0.23         0.25
                                                       ------------------------------------------------------------
Total from investment operations ...................       1.00         0.29         0.24         0.84         0.86
                                                       ------------------------------------------------------------

Less distributions:
   Dividends from net investment income ............      (0.56)       (0.58)       (0.58)       (0.61)       (0.61)
   Distributions from net realized gains ...........         --           --        (0.29)       (0.08)          --
                                                       ------------------------------------------------------------
Total distributions ................................      (0.56)       (0.58)       (0.87)       (0.69)       (0.61)
                                                       ------------------------------------------------------------

Net asset value at end of year .....................   $  11.89     $  11.45     $  11.74     $  12.37     $  12.22
                                                       ============================================================
Total return(A) ....................................      8.88%        2.60%        1.81%        7.03%        7.36%
                                                       ============================================================
Net assets at end of year (000's) ..................   $ 54,791     $ 59,600     $ 62,737     $ 69,289     $ 70,816
                                                       ============================================================
Ratio of net expenses to
   average net assets(B) ...........................      0.75%        0.75%        0.75%        0.75%        0.75%

Ratio of net investment income to
   average net assets ..............................      4.77%        5.08%        4.72%        4.95%        5.05%

Portfolio turnover rate ............................        20%          66%          26%          41%          33%


(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Absent fee waivers and/or expense  reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.78% and 0.77% for the years ended June 30, 2001 and 2000, respectively.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

OHIO INSURED TAX-FREE FUND - CLASS B
FINANCIAL HIGHLIGHTS
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                      PERIOD
                                                                       ENDED
                                                                      JUNE 30,
                                                                      2001(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ...........................   $  11.76
                                                                     --------

Income from investment operations:
   Net investment income .........................................       0.11
   Net realized and unrealized gains on investments ..............       0.12
                                                                     --------
Total from investment operations .................................       0.23
                                                                     --------

Less distributions:
   Dividends from net investment income ..........................      (0.11)
                                                                     --------

Net asset value at end of period .................................   $  11.88
                                                                     ========

Total return(B) ..................................................      1.98%
                                                                     ========

Net assets at end of period (000's) ..............................   $     40
                                                                     ========

Ratio of net expenses to average net assets(C) ...................      0.50%(D)

Ratio of net investment income to average net assets .............      1.40%(D)

Portfolio turnover rate ..........................................        20%(D)

(A) Represents the period from the initial public offering of shares (May 1, 2001) through June 30, 2001.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.52%(D) for the period ended June 30, 2001.

(D)  Annualized.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

OHIO INSURED TAX-FREE FUND - CLASS C
FINANCIAL HIGHLIGHTS

====================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED JUNE 30,
                                                       -------------------------------------------------------------
                                                         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $  11.44     $  11.74     $  12.37     $  12.22     $  11.97
                                                       ------------------------------------------------------------
Income from investment operations:
   Net investment income ...........................       0.47         0.49         0.49         0.52         0.53
   Net realized and unrealized gains
      (losses) on investments ......................       0.45        (0.30)       (0.34)        0.23         0.25
                                                       ------------------------------------------------------------
Total from investment operations ...................       0.92         0.19         0.15         0.75         0.78
                                                       ------------------------------------------------------------

Less distributions:
   Dividends from net investment income ............      (0.47)       (0.49)       (0.49)       (0.52)       (0.53)
   Distributions from net realized gains ...........         --           --        (0.29)       (0.08)          --
                                                       ------------------------------------------------------------
Total distributions ................................      (0.47)       (0.49)       (0.78)       (0.60)       (0.53)
                                                       ------------------------------------------------------------

Net asset value at end of year .....................   $  11.89     $  11.44     $  11.74     $  12.37     $  12.22
                                                       ============================================================
Total return(A) ....................................      8.15%        1.75%        1.05%        6.24%        6.65%
                                                       ============================================================
Net assets at end of year (000's) ..................   $  4,526     $  3,585     $  4,740     $  5,215     $  4,639
                                                       ============================================================
Ratio of net expenses to
   average net assets(B) ...........................      1.50%        1.50%        1.50%        1.50%        1.42%

Ratio of net investment income to
   average net assets ..............................      4.00%        4.42%        3.97%        4.20%        4.37%

Portfolio turnover rate ............................        20%          66%          26%          41%          33%


(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Absent fee waivers and/or expense  reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.52% and 1.56% for the years ended June 30, 2001 and 2000, respectively.

See accompanying notes to financial statements.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001
================================================================================

1.   ORGANIZATION

The Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund (collectively, the Funds) are each a separate series of shares of Touchstone Tax-Free Trust (the Trust). The Trust is
registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 13, 1981. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with the protection of capital. The Fund invests primarily in high-quality, short-term municipal obligations that pay interest that is exempt from federal income tax.

The California Tax-Free Money Fund seeks the highest level of current income exempt from federal and California income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality, short-term California municipal obligations.

The Ohio Tax-Free Money Fund seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality, short-term Ohio municipal obligations that pay interest that is exempt from both federal income tax and Ohio personal income tax.

The Florida Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality, short-term Florida municipal obligations that pay interest that is exempt from both federal income tax and Florida intangible personal property tax.

The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with the protection of capital. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective. The Fund invests primarily in municipal obligations rated within the three highest rating categories with remaining maturities of twenty years or less.

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with the protection of capital. The Fund invests primarily in high quality, long-term Ohio municipal obligations rated within the highest rating category by a rating agency and which are protected by insurance guaranteeing the payment of principal and interest in the event of a default.

The Ohio Tax-Free Money Fund offers two classes of shares: Retail shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of the
Fund) and Institutional shares (sold without a distribution fee). Each Retail and Institutional share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Retail shares bear the expenses of distribution fees, which will cause Retail shares to have a higher expense ratio and to pay lower dividends than Institutional shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Retail shares are subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting and automatic investment and systematic withdrawal plans.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund each offer three classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4.75% and a distribution fee of up to 0.25% of average daily net assets that are attributable to Class A shares), Class B shares (sold subject to a maximum contingent deferred sales load of 5.00% for a one-year period and incrementally reduced over time and a distribution fee of up to 1.00% of average daily net assets that are attributable to Class B shares) and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets that are attributable to Class C shares). Each Class A, Class B and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class B and Class C shares bear the expenses of higher distribution fees, which will cause Class B and Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

Security valuation - Tax-Free Money Fund, California Tax-Free Money Fund, Ohio Tax-Free Money Fund and Florida Tax-Free Money Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Tax-Free Intermediate Term Fund and Ohio Insured Tax-Free Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures established by the Board of Trustees.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Funds does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Share valuation - The net asset value per share of the Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by its number of shares outstanding. The net asset value per share of each class of shares of the Ohio Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is also calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

The offering price per share of the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund is equal to the net asset value per share. The maximum offering price of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The offering price of Class B and Class C shares of each Fund is equal to the net asset value per share.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The redemption price per share of each Fund, including each class of shares with respect to the Ohio Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, is equal to the net asset value per share. However, Class B and Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are subject to a contingent deferred sales load of 5% (incrementally reduced over time) and 1%, respectively, of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income - Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders - Dividends from net investment income are declared daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions - Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

When-issued securities - The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased. At June 30, 2001, the market value of securities segregated for these types of transactions for the Tax-Free Intermediate Term Fund was $1,025,970 and $1,050,970 for the Ohio Insured Tax-Free Fund.

Allocations between classes - Investment income earned by the Ohio Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of both classes. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. In addition, each Fund intends to satisfy conditions which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments as of June 30, 2001:

--------------------------------------------------------------------------------
                                                       TAX-FREE     OHIO INSURED
                                                     INTERMEDIATE     TAX-FREE
(000's)                                                TERM FUND        FUND
--------------------------------------------------------------------------------
Gross unrealized appreciation .....................     $ 1,493        $ 3,471
Gross unrealized depreciation .....................         (13)          --
                                                        ----------------------
Net unrealized appreciation .......................     $ 1,480        $ 3,471
                                                        ======================
--------------------------------------------------------------------------------

The tax basis of portfolio investments for each Fund is equal to the amortized cost as shown on the Statements of Assets and Liabilities.

As of June 30, 2001, the Funds had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distribution to shareholders.

--------------------------------------------------------------------------------
                                                                       EXPIRES
FUND                                                    AMOUNT         JUNE 30
--------------------------------------------------------------------------------
Tax-Free Money Fund ...............................    $    392          2003
                                                            564          2004
                                                          2,865          2008

California Tax-Free Money Fund ....................    $    447          2007

Ohio Tax-Free Money Fund ..........................    $     90          2004
                                                          2,952          2008
                                                         12,818          2009

Florida Tax-Free Money Fund .......................    $  1,152          2007
                                                          6,777          2008

Tax-Free Intermediate Term Fund ...................    $311,014          2004
                                                        486,896          2009
--------------------------------------------------------------------------------

3.   INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the year ended June 30, 2001:

--------------------------------------------------------------------------------
                                                       TAX-FREE     OHIO INSURED
                                                     INTERMEDIATE     TAX-FREE
(000's)                                                TERM FUND        FUND
--------------------------------------------------------------------------------
Purchases of investment securities ................    $ 19,588       $ 12,170
                                                       =======================
Proceeds from sales and maturities of
   investment securities ..........................    $ 21,396       $ 16,643
                                                       =======================
--------------------------------------------------------------------------------

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

4.   TRANSACTIONS WITH AFFILIATES

The  President  and certain  other  officers  of the Trust are also  officers of
Touchstone Advisors, Inc. (the Adviser), the Trust's investment adviser, Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, and Integrated Fund Services, Inc. (Integrated), the Trust's transfer agent, shareholder service agent and accounting services agent. The Adviser, the Underwriter and Integrated are each wholly-owned indirect subsidiaries of The Western and Southern Life Insurance Company.

MANAGEMENT AGREEMENT
Each Fund's investments are managed by the Adviser under the terms of a Management Agreement. Under the Management Agreement, each Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of its respective average daily net assets up to $100 million, 0.45% of such net assets from $100 million to $200 million, 0.40% of such net assets from $200 million to $300 million and 0.375% of such net assets in excess of $300 million.

In order to voluntarily reduce operating expenses during the year ended June 30, 2001, the Adviser waived investment advisory fees of $52,881 for the Tax-Free Money Fund, $1,651 for the California Tax-Free Money Fund, $19,086 for the Ohio Tax-Free Money Fund, $70,255 for the Florida Tax-Free Money Fund, $21,150 for the Tax-Free Intermediate Fund and $16,508 for the Ohio Insured Tax-Free Fund.

TRANSFER AGENT AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and Integrated, Integrated maintains the records for each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Integrated receives a monthly fee at an annual rate of $25 per shareholder account from each of the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund and $21 per shareholder account from each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, subject to a $1,000 minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the  terms of the  Accounting  Services  Agreement  between  the Trust and
Integrated, Integrated calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Integrated receives a monthly fee, based on current net assets, of $2,500 per month from the Tax-Free Money Fund, $3,000 per month from the California Tax-Free Money Fund, $6,000 per month from the Ohio Tax-Free Money Fund, $2,500 per month from the Florida Tax-Free Money Fund and $4,500 per month from the Tax-Free Intermediate Term Fund and $5,000 from the Ohio Insured Tax-Free Fund. In addition, each Fund is subject to an additional charge of 0.001% of its respective average daily net assets in excess of $300 million, and each Fund pays certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

UNDERWRITING AGREEMENT
The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $3,252 and $4,913 from underwriting and broker commissions on the sale of shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively, during the year ended June 30, 2001. In addition, the Underwriter collected $3,457 and $753 of contingent deferred sales loads on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively.

PLANS OF DISTRIBUTION
The Trust has a Plan of Distribution (Class A Plan) under which shares of each Fund having one class of shares and Class A shares or Retail shares of each Fund having multiple classes of shares may directly incur or reimburse the Adviser or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class B Plan) and (Class C Plan) under which Class B shares and Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under each of the Class B Plan and Class C Plan is 1% of average daily net assets attributable to Class B shares and Class C shares.

CUSTODIAN AGREEMENTS
The Fifth Third Bank, which serves as the custodian for each Fund except for the Florida Tax-Free Money Fund, was a significant shareholder of record of the Ohio Tax-Free Money Fund as of June 30, 2001. Under the terms of its Custodian Agreement, The Fifth Third Bank receives from each such Fund an asset-based fee plus transaction charges for each security transaction entered into by the Funds.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

5.   CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets for the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are the result of the following capital share transactions:

-----------------------------------------------------------------------------------------
                                               TAX-FREE INTERMEDIATE     OHIO INSURED
                                                     TERM FUND           TAX-FREE FUND
-----------------------------------------------------------------------------------------
                                                  YEAR       YEAR       YEAR       YEAR
                                                 ENDED      ENDED      ENDED      ENDED
                                                JUNE 30,   JUNE 30,   JUNE 30,   JUNE 30,
(000's)                                          2001(A)     2000      2001(A)     2000
-----------------------------------------------------------------------------------------
CLASS A
Shares sold .................................       731      1,024      9,590      5,795
Shares reinvested ...........................       112        145        163        185
Shares redeemed .............................    (1,059)    (2,128)   (10,353)    (6,116)
                                                 ---------------------------------------
Net decrease in shares outstanding ..........      (216)      (959)      (600)      (136)
Shares outstanding, beginning of year .......     3,446      4,405      5,207      5,343
                                                 ---------------------------------------
Shares outstanding, end of year .............     3,230      3,446      4,607      5,207
                                                 =======================================

CLASS B
Shares sold .................................         0(B)      --          3         --
Shares reinvested ...........................         0(B)      --          0(B)      --
Shares redeemed .............................        --         --         --         --
                                                 ---------------------------------------
Net decrease in shares outstanding ..........         0(B)      --          3         --
Shares outstanding, beginning of period .....        --         --         --         --
                                                 ---------------------------------------
Shares outstanding, end of period ...........         0(B)      --          3         --
                                                 =======================================

CLASS C
Shares sold .................................        73         84        137         12
Shares reinvested ...........................        10         12         12         13
Shares redeemed .............................      (124)      (206)       (81)      (116)
                                                 ---------------------------------------
Net increase (decrease) in shares outstanding       (41)      (110)        68        (91)
Shares outstanding, beginning of year .......       316        426        313        404
                                                 ---------------------------------------
Shares outstanding, end of year .............       275        316        381        313
                                                 =======================================
-----------------------------------------------------------------------------------------

(A) Except for Class B shares which represents the period from the initial public offering of shares (May 1, 2001) through June 30, 2001.

(B)  Amount is less than $1,000.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

6.   PORTFOLIO COMPOSITION (UNAUDITED)

As of June 30, 2001, the Ohio Tax-Free Money Fund and the Ohio Insured Tax-Free Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from Ohio personal income tax. The California Tax-Free Money Fund was invested exclusively in debt obligations issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from California income tax. The Florida Tax-Free Money Fund was 74.7% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the value of which is exempt from the Florida intangible personal property tax. As of June 30, 2001, 38.2% of the portfolio securities of the Tax-Free Money Fund were concentrated in the State of Ohio and 13.2% in the State of Kentucky. For information regarding portfolio composition by state for the Tax-Free Intermediate Term Fund, see the Fund's Portfolio of Investments.

The California Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund and the Ohio Insured Tax-Free Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of June 30, 2001, no non-diversified Fund had concentrations of investments (10% or greater) in any one issuer.

The Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Adviser, under the supervision of the Board of Trustees, to be of comparable quality.

As of June 30, 2001, 46.4% of the Tax-Free Intermediate Term Fund's portfolio securities were rated AAA/Aaa [using the higher of Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's) ratings], 32.6% were rated AA/Aa, 18.5% were rated A/A and 2.5% were not rated.

As of June 30, 2001, 90.1% of the Ohio Insured Tax-Free Fund's long-term portfolio securities were either (1) insured by an insurance policy obtained from a recognized insurer which carries a rating of AAA by S&P or Aaa by Moody's, (2) guaranteed as to the payment of interest and principal by an agency or instrumentality of the U.S. Government or (3) secured as to the payment of interest and principal by an escrow account consisting of obligations of the U.S. Government. Three private insurers individually insure more than 10% of the Ohio Insured Tax-Free Fund's portfolio securities and collectively insure 77.9% of its portfolio securities.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The concentration of investments for each Fund as of June 30, 2001, classified by revenue source, was as follows:

--------------------------------------------------------------------------------------------------------------------
                                                           CALIFORNIA     OHIO      FLORIDA     TAX-FREE      OHIO
                                                TAX-FREE    TAX-FREE    TAX-FREE    TAX-FREE  INTERMEDIATE  INSURED
                                                 MONEY       MONEY       MONEY       MONEY        TERM      TAX-FREE
                                                  FUND        FUND        FUND        FUND        FUND        FUND
--------------------------------------------------------------------------------------------------------------------
General Obligations ..........................    11.3%       13.5%       24.6%       10.0%       21.3%       53.2%
Revenue Bonds:
   Industrial Development/Pollution Control ..    34.9%       19.9%       13.9%       13.4%        3.9%        1.2%
   Hospital/Health Care ......................     7.0%        0.4%       20.4%       12.4%       14.0%        9.9%
   Utilities .................................     9.4%       17.3%        6.6%       22.9%       11.3%        9.8%
   Education .................................     5.4%       15.1%       12.4%       15.7%       19.8%       15.2%
   Housing/Mortgage ..........................     5.9%        9.4%        5.5%        5.6%       13.5%        4.4%
   Economic Development ......................    14.4%        4.9%        5.1%        6.6%        2.1%         --
   Public Facilities .........................     6.6%        0.2%        1.7%         --         8.3%        2.9%
   Transportation ............................      --          --         1.1%         --         3.3%        3.4%
   Special Tax ...............................      --         3.6%        1.3%         --          --          --
   Miscellaneous .............................     5.1%       15.7%        7.4%       13.4%        2.5%         --
                                                 ------------------------------------------------------------------
Total ........................................   100.0%      100.0%      100.0%      100.0%      100.0%      100.0%
                                                 ==================================================================
--------------------------------------------------------------------------------------------------------------------

7.   FEDERAL TAX INFORMATION FOR SHAREHOLDERS (UNAUDITED)

In accordance with federal tax requirements, each Fund designates all dividends paid from net investment income during the year ended June 30, 2001, as "exempt-interest dividends."

                           TOUCHSTONE FAMILY OF FUNDS

TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2001

========================================================================================================================
PRINCIPAL                                                                                                      MARKET
 AMOUNT     FIXED RATE REVENUE &                                                       COUPON    MATURITY       VALUE
 (000's)    GENERAL OBLIGATION BONDS - 33.9%                                            RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
$     500   Mississippi Higher Educ. Rev., Ser. B ..................................    6.100    07/01/01    $      500
      395   Michigan City, IN, Sch. Bldg. Corp. Ref. (First Mtg.) ..................    4.500    07/05/01           395
      514   Wyoming, OH, Real Estate GO BANS .......................................    4.850    07/12/01           514
      300   Deerfield Twnsp, OH, Park Land Acquisition Notes GO BANS ...............    5.000    08/01/01           300
      255   Uvalde, TX, Cons. ISD GO ...............................................    6.500    08/01/01           255
      306   Deerfield Twnshp., OH, Fire Truck Acquisition Notes GO BANS ............    5.000    08/02/01           306
      300   Richland Co., OH, Public Impt. GO BANS .................................    5.000    08/15/01           300
      105   Southside, TX, ISD GO ..................................................    7.000    08/15/01           105
       30   Clermont Co., OH, Hosp. Fac. Rev. (Mercy Health Sys.)
               Prerefunded @100 ....................................................    7.500    09/01/01            30
      100   De Kalb Co., GA, Wtr. & Swr. Rev .......................................    5.600    10/01/01           100
      620   Harlan Co., KY, Justice Center BANS ....................................    5.000    10/01/01           620
      500   Jay, IN School Bldg. Corp. BANS ........................................    4.750    11/01/01           500
      390   Crestline, OH, Various Purpose GO BANS .................................    5.100    11/15/01           391
      440   Muskingum Co., OH, Impt. GO BANS .......................................    4.850    11/28/01           441
      215   Snohomish, WA, Library Capital Fac. GO .................................    4.250    12/01/01           215
      480   American Muni. Pwr. OH Inc. BANS (Wellington Village Proj.) ............    4.750    12/14/01           480
      903   American Muni. Pwr. OH Inc. BANS (Milan Village Proj.) .................    3.500    01/18/02           903
      215   Oklahoma St. Inds. Auth. Lease Rev.,
               (Oklahoma Co. Courthouse Proj.) .....................................    5.000    02/01/02           217
      145   Brownsville, TX, Ctfs. Oblig ...........................................    4.000    02/15/02           145
      245   Grand Prairie, TX, Sales Tax Rev .......................................    4.125    02/15/02           246
      500   Knott Co., KY, Justice Ctr. First Mtg. BANS ............................    4.250    05/01/02           500
      130   Pickens Co., SC School Dist. GO ........................................    5.700    05/01/02           133
---------                                                                                                    ----------
$   7,588   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
---------   (Amortized Cost $7,596) ................................................                         $    7,596
                                                                                                             ----------

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                      MARKET
  AMOUNT                                                                               COUPON   MATURITY        VALUE
 (000's)    FLOATING & VARIABLE DEMAND NOTES - 35.3%                                    RATE      DATE         (000's)
------------------------------------------------------------------------------------------------------------------------
$   1,000   Payne Co., OK,  EDR, (Collegiate Hsg. Fndtn.) Ser. A ...................    2.950    07/01/01    $    1,000
      800   Cuyahoga Co., OH, Hosp. Rev., Ser. 1997D (Cleveland Clinic Fndtn.) .....    3.300    07/02/01           800
      100   Anchorage, AK, Higher Ed. Rev., Var. (Alaska Pacific Univ.) ............    2.900    07/06/01           100
      900   Eddyville, IA, IDR (Heartland Lysine, Inc.) ............................    4.450    07/06/01           900
      370   Fargo, ND, Coml. Dev. Rev., Ref. (Kelly Inns. Fargo Proj.) .............    2.750    07/06/01           370
      200   Frankfort, MN, IDR, Ser. 1995 (J&B, Inc.) ..............................    3.150    07/06/01           200
       55   Frankfort, MN, IDR, Ser. 1995 (J&B, Inc.) ..............................    2.900    07/06/01            55
       65   Harvard, IL, Health Care Fac. Rev., Ser. 1998 (Sacco Family LP Proj.) ..    3.150    07/06/01            65
      200   Hope, AR, IDR, Ser. A (Champion Parts, Inc. Proj.) .....................    3.150    07/06/01           200
      200   Huntley, IL, IDR (Colony Inc. Proj.) ...................................    3.150    07/06/01           200
      500   Indiana Health Fac. Fing. Auth. Rev. Var. (Capital Access) .............    2.900    07/06/01           500
      150   Jacksonville, FL, Health Fac. Rev. (River Garden/coves Proj ............    2.750    07/06/01           150

                           TOUCHSTONE FAMILY OF FUNDS
                                       34

TAX-FREE MONEY FUND (CONTINUED)
========================================================================================================================
PRINCIPAL                                                                                                      MARKET
  AMOUNT                                                                               COUPON    MATURITY       VALUE
 (000's)    FLOATING & VARIABLE DEMAND NOTES - 35.3% (CONTINUED)                        RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
$   1,185   Mankato, MN, IDR, Ser. 1998 (Sacco Familty LP Proj.) ...................    3.050    07/06/01    $    1,185
    1,100   Scio Twnshp., MI, EDR (ADP Network) ....................................    3.500    07/06/01         1,100
      515   Wakarusa, IN, EDR (MMM-Invest Inc. Proj.) ..............................    2.960    07/06/01           515
      580   Arvada, CO Water Util. Rev .............................................    3.250    08/01/01           580
---------                                                                                                    ----------
$   7,920   TOTAL FLOATING & VARIABLE DEMAND NOTES
---------   (Amortized Cost $7,920) ................................................                         $    7,920
                                                                                                             ----------

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                      MARKET
 AMOUNT                                                                                COUPON    MATURITY       VALUE
 (000's)    ADJUSTABLE RATE PUT BONDS - 29.2%                                           RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
$     585   Lexington-Fayette Co.,Ky, Urban Govt. Rev. (Providence Montessori) .....    4.600    07/01/01    $      585
      795   Buckeye Tax-Exempt Mtg. Bond Trust .....................................    4.860    08/01/01           795
      975   Summit Co., OH, IDR (S.D. Myers Inc. Proj.) ............................    3.500    08/15/01           975
    1,200   Owensboro, KY, IDR, Ser. 1985 (Dart Container) .........................    3.500    09/01/01         1,200
      230   Portage Co., OH, IDR (Neidlinger Proj.) ................................    4.250    09/01/01           230
      220   Summit Co., OH, IDR (Keltec Inc. Proj.) ................................    4.250    09/01/01           220
      640   Summit Co., OH, IDR (Struktol Co. America Proj.) .......................    4.250    09/01/01           640
      210   Summit Co., OH, IDR (Triscari Proj.) ...................................    4.250    09/01/01           210
      135   Cuyahoga Co.,OH, IDR (Halle Office Bldg.) ..............................    4.785    10/01/01           135
       80   Richland Co., OH, IDR (Robon Partnership Proj.) ........................    4.850    10/01/01            80
      465   Summit Co., OH IDR (L & W Mfg. Proj.) ..................................    4.850    10/01/01           465
    1,000   Westmoreland Co., PA, IDR (White Consolidated Industries) ..............    3.190    12/01/01         1,000
---------                                                                                                    ----------
$   6,535   TOTAL ADJUSTABLE RATE PUT BONDS (Amortized Cost $6,535) ................                         $    6,535
---------                                                                                                    ----------

$  22,043   TOTAL INVESTMENT SECURITIES - 98.4%
=========   (Amortized Cost $22,051) ...............................................                         $   22,051

            OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6% ...........................                                358
                                                                                                             ----------

            NET ASSETS - 100% ......................................................                         $   22,409
                                                                                                             ==========

See accompanying notes to financial statements and notes to portfolios of investments.

                           TOUCHSTONE FAMILY OF FUNDS

CALIFORNIA TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2001

========================================================================================================================
PRINCIPAL                                                                                                      MARKET
  AMOUNT    FIXED RATE REVENUE &                                                       COUPON   MATURITY        VALUE
 (000's)    GENERAL OBLIGATION BONDS - 30.2%                                            RATE      DATE         (000's)
------------------------------------------------------------------------------------------------------------------------
$   2,000   Los Angeles Co., CA, School Pooled Fin. Prog. COP ......................    5.000    07/02/01    $    2,000
      150   Santa Rosa, CA, Wastewater Svc. Facs. Dist. Ref. & Impt ................    5.500    07/02/01           150
    1,000   California School Cash Reserve Prog. Auth. Pool ........................    5.250    07/03/01         1,000
      960   Fremont, CA, USD RANS ..................................................    5.000    07/10/01           960
      200   Brea, CA, Pub. Fin. Auth. Rev., Prerefunded @ 102 ......................    6.750    08/01/01           205
      200   Mt. Diablo, CA, USD (Community Fac. Dist. Special Tax) .................    5.600    08/01/01           200
      100   Oakland, CA, Jt. Pwrs. Fin. Auth. Lease Rev., (Oakland Admin. Bldgs.) ..    4.700    08/01/01           100
    1,365   Ontario, CA, Redev. Fin. Auth. Rev. Proj. No. 1
               (Center City - Cimarron Pj.) ........................................    5.700    08/01/01         1,367
    1,000   Paramount, CA, Redev. Agcy. Tax Allocation Prerefunded @ 102 ...........    7.350    08/01/01         1,023
      235   Pleasanton, CA, USD ....................................................    9.000    08/01/01           236
      400   San Bernardino Co., CA, COP Capital Fac. Proj. Prerefunded @ 100 .......    6.250    08/01/01           401
      100   San Francisco, CA, City & Co. Redev. Fin. Auth. (Redev. Proj.) .........    3.400    08/01/01           100
      325   San Rafael, CA, Santn. Dist. Partn. Ref., (Wastewater Impt.) ...........    3.250    08/01/01           325
      100   Santa Monica, CA, (Malibu USD CA) Prerefunded @ 102 ....................    6.900    08/01/01           102
      150   Woodland, CA, Jt. USD ..................................................    5.375    08/01/01           150
      975   Stanislaus Co., CA, Office of Education TRANS ..........................    5.000    08/10/01           976
      250   Corona, CA, Public Fin. Auth. (Corporate Yard Proj.), Ser. A ...........    4.500    09/01/01           250
      100   West Camerillo, CA, Spl. Tax Ref. (Cmnty. Facs. Dist. No. 1) ...........    3.250    09/01/01           100
      100   California Edu. Facs. Auth. Rev. (Univ. of San Francisco) ..............    4.600    10/01/01           100
      275   Central Coast Wtr. Auth. California Rev. Ref. (St. Wtr. Proj.) .........    4.375    10/01/01           276
      100   Poway, CA, USD Spl. Tax Cmnty. Facs. Dist. No. 1 .......................    4.000    10/01/01           100
      175   San Marcos, CA, Pub. Facs. Auth. Rev. Sr., (Tax Incrmnt. Proj. Area - 3)    4.100    10/01/01           175
    2,570   Sacramento, CA, GO TRANS ...............................................    5.000    10/04/01         2,578
      400   Burlingame, CA, Fin. Auth. Lease Rev ...................................    4.000    10/15/01           401
      500   Peninsula Corridor Joint Pwr. Brd Calif GRANS ..........................    3.950    10/19/01           500
      250   Alameda Co., CA, Transn. Auth. Sales Tax Rev ...........................    5.500    11/01/01           252
      485   Milpitas, CA, Pub. Fin. Auth. COP ......................................    4.125    11/01/01           485
      700   Sacramento, CA, City Fin. Auth. Rev. Prerefunded @ 102 .................    6.800    11/01/01           722
      100   San Francisco, CA, City & Co. Pub. Util. Comm. Wtr. Rev.,
               Prerefunded @ 102 ...................................................    6.500    11/01/01           103
      200   San Francisco, CA, City & Co. Pub. Util. Comm. Wtr. Rev.,
               Prerefunded @ 102 ...................................................    6.750    11/01/01           206
      400   Sacramento, CA, Muni. Util. Dist. Elec. Rev., Ser. D ...................    4.900    11/15/01           403
      210   California Statewide Cmntys. Dev. Corp. COP
               (United Western Med. Centers) Prerefunded @ 102 .....................    6.750    12/01/01           217
    1,000   Glendale, CA, Redev. Agcy. Tax Alloc. Rev.,
               (Central Glendale Redev. Proj.) .....................................    5.000    12/01/01         1,004
      250   Los Angeles, CA, Wastewtr. Sys. Rev., Ref ..............................    5.500    02/01/02           254
      185   Murrieta, CA, COP Police Fac. Proj .....................................    3.100    03/01/02           185
      500   Beverly Hills, CA, USD GO ..............................................    4.000    05/01/02           505
      315   Wilsona, CA, Sch. Dist. COP Cap. Fin. Ref. Proj ........................    4.450    06/01/02           319
      500   Puerto Rico Comwlth. FSA Prerefunded @ 101.5 ...........................    6.000    07/01/02           525
    2,000   Los Angeles, CA, USD TRANS .............................................    4.000    07/23/02         2,030
---------                                                                                                    ----------
$  20,825   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
---------   (Amortized Cost $20,985) ...............................................                         $   20,985
                                                                                                             ----------

                           TOUCHSTONE FAMILY OF FUNDS
                                       36

CALIFORNIA TAX-FREE MONEY FUND (CONTINUED)
========================================================================================================================
PRINCIPAL                                                                                                      MARKET
 AMOUNT                                                                                COUPON    MATURITY       VALUE
 (000's)    FLOATING & VARIABLE DEMAND NOTES - 63.3%                                    RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
$     300   California Health Fac. Fin. Auth. Rev. (Adventist Health Sys.) .........    3.050    07/02/01    $      300
    1,000   California Health Fac. Fin. Auth. Rev., (Sutter/Cath. Hlth Svcs.) ......    3.100    07/02/01         1,000
      100   California Hsg. Fin. Agcy. Rev., Var. MFH ..............................    3.100    07/02/01           100
    2,600   California Poll. Ctrl. Fin. Auth. Res. (Burney Forest Prod. Proj.) .....    3.100    07/02/01         2,600
    2,500   California St. Fltg. Rate Rcpts., SG-89 ................................    3.300    07/02/01         2,500
    1,300   Irvine Ranch, CA, Wtr. Dist. Dates (Cons. Bds.) ........................    3.100    07/02/01         1,300
      500   Irvine Ranch, CA, Wtr. Dist. Impt. Dist. No. 121 .......................    3.200    07/02/01           500
      300   Irvine Ranch, CA, Wtr. Dist. Var. Ref. Cons ............................    3.200    07/02/01           300
    1,720   Los Angeles, CA, Regl. Aprt. Impt. (American Airlines) .................    3.300    07/02/01         1,720
    1,500   Los Angeles, CA, Regl. Arpt. Impt. (American Airlines) .................    3.300    07/02/01         1,500
    2,400   Orange Co., CA, Santn. Dists. COP ......................................    3.100    07/02/01         2,400
    2,000   ABAG Fin. Auth. MFH Rev. (Vintage Chateau Proj.) .......................    3.500    07/06/01         2,000
      500   California Health Fac. Fin. Auth. Rev., (Adventist Health Sys.) ........    2.450    07/06/01           500
      240   California Infrastructure & Econ. Dev. IDR (Metrotile Mfg. Proj.) ......    3.000    07/06/01           240
      700   California School Fac. Fin. Corp. COP, Ser. B ..........................    2.500    07/06/01           700
      140   California Statewide Comnty. Dev. Corp. Rev. (Jay Gee Realty Co.) ......    3.550    07/06/01           140
    1,400   Hanford, CA, Sewer Rev .................................................    3.600    07/06/01         1,400
      300   Huntington Park, CA, Pub. Fin. Auth. Lease Rev. (Parking Proj.) ........    3.000    07/06/01           300
    1,245   Oxnard, CA, IDA IDR (Van R Dental Prods, Inc.) .........................    3.100    07/06/01         1,245
    1,600   Puerto Rico Elect. Pwr. Auth. Trust Rcpts ..............................    2.450    07/06/01         1,600
    1,600   Puerto Rico Pub. Bldgs. Auth. Rev. Gtd. Mun. Secs. Tr. Rcpts ...........    2.450    07/06/01         1,600
      900   San Bernardino Co., CA, Cap. Impt. Ref. Proj. COP ......................    2.700    07/06/01           900
      900   San Bernardino, CA, IDR (La Quinta Motor Inns) .........................    2.700    07/06/01           900
    3,800   San Francisco, CA, City & Co. Fin. Corp. Lease Rev.,
               (Moscone Center Proj.) ..............................................    2.700    07/06/01         3,800
    1,000   San Francisco, CA, City & Co. Redev. Agcy. MFH Rev.,
               (Orlando Cepeda Place) ..............................................    2.600    07/06/01         1,000
    3,500   San Rafael, CA, IDR Bonds (Phoenix American Inc.) ......................    2.900    07/06/01         3,500
      400   Simi Valley, CA, Comnty Dev. Agcy. MFH Rev .............................    2.650    07/06/01           400
      500   Upland, CA, Apt. Dev. Rev., Ref. (Mtn. Springs) Issue A ................    2.450    07/06/01           500
    1,600   Vacaville, CA, IDA IDR (Leggett & Platt, Inc.) Ser. B ..................    2.700    07/06/01         1,600
      400   California PCR Fin. Auth. Rev. (Southdown, Inc.) .......................    2.700    08/01/01           400
    2,000   California Hlth. Facs. Auth. Rev. (Episcopal Home Proj.) ...............    4.650    08/01/01         2,000
    3,100   California PCR Fin. Auth. Rev., (Southdown, Inc.) ......................    2.700    08/01/01         3,100
      600   Montebello, CA, IDA IDR (Sunclipse Inc., Proj.) ........................    2.600    08/01/01           600
      700   Riverside, CA, IDA IDR Issue A (Sunclipse Inc. Proj.) ..................    2.600    08/01/01           700
      655   San Dimas CA, Redev. Agcy. Rev., (San Dimas Comm. Ctr.) ................    2.800    08/01/01           655
---------                                                                                                    ----------
$  44,000   TOTAL FLOATING & VARIABLE DEMAND NOTES
---------   (Amortized Cost $44,000) ...............................................                         $   44,000
                                                                                                             ----------

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                      MARKET
 AMOUNT                                                                                COUPON    MATURITY       VALUE
 (000's)    ADJUSTABLE RATE PUT BONDS - 2.9%                                            RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
    2,000   Los Angeles, CA, Wtr. & Pwr. Rev. (Amortized Cost $2,000) ..............    2.600    08/30/01    $    2,000
---------                                                                                                    ----------

                           TOUCHSTONE FAMILY OF FUNDS
                                       37

CALIFORNIA TAX-FREE MONEY FUND (CONTINUED)
========================================================================================================================
PRINCIPAL                                                                                                      MARKET
 AMOUNT                                                                                COUPON    MATURITY       VALUE
 (000's)    TAX-EXEMPT COMMERCIAL PAPER - 7.2%                                          RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
$   3,000   East Bay, CA, Muni. Util. Dist. ........................................    2.650    09/05/01    $    3,000
    2,000   California Infrastructure & EDR ........................................    2.750    09/12/01         2,000
---------                                                                                                    ----------
$   5,000   TOTAL TAX-EXEMPT COMMERCIAL PAPER
---------   (Amortized Cost $5,000) ................................................                         $    5,000
                                                                                                             ----------

$  71,825   TOTAL INVESTMENT SECURITIES - 103.6%
=========   (Amortized Cost $71,985) ...............................................                         $   71,985

            LIABILITIES IN EXCESS OF OTHER ASSETS - (3.6%) .........................                             (2,500)
                                                                                                             ----------

            NET ASSETS - 100.0% ....................................................                         $   69,485
                                                                                                             ==========

See accompanying notes to financial statements and notes to portfolios of investments.

                           TOUCHSTONE FAMILY OF FUNDS

OHIO TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2001

========================================================================================================================
PRINCIPAL                                                                                                      MARKET
 AMOUNT     FIXED RATE REVENUE &                                                       COUPON    MATURITY       VALUE
 (000's)    GENERAL OBLIGATION BONDS - 37.6%                                            RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
$     270   Warren Co., OH, Hosp. Fac. Rev. (Otterbein Home),
               Prerefunded @ 102 ...................................................    7.000    07/01/01    $      275
      595   Barberton, OH, Recreational Fac. GO BANS ...............................    4.750    07/02/01           595
    1,795   Bluffton, OH, Water Sys. Rev., Impt. Notes BANS ........................    5.050    07/02/01         1,795
    1,250   American Muni. Pwr. - OH, Inc. BANS (Deshler Proj.) ....................    5.050    07/10/01         1,250
    1,000   American Muni. Pwr. - OH, Inc. BANS (New Bremen Proj.) .................    4.850    07/10/01         1,000
    1,000   Fairfield Co., OH, Various Purpose GO BANS .............................    4.970    07/11/01         1,000
    2,130   Mapleton, OH, LSD Classroom Fac. Impt. Notes GO BANS ...................    4.910    07/18/01         2,131
    3,000   Franklin Co., OH, CSD School Impt. GO BANS .............................    5.000    07/26/01         3,001
    1,800   American Muni. Pwr. - OH, Inc. BANS (Wapakoneta Proj.) .................    4.650    07/27/01         1,800
    1,210   Amherst, OH, EVSD GO BANS ..............................................    4.250    07/31/01         1,211
    4,700   Hebron, OH, San. Swr. Sys. Temp. Mtg. Rev ..............................    4.680    08/01/01         4,703
    3,650   Hillsboro, OH, CSD GO BANS .............................................    4.200    08/06/01         3,651
    3,000   Hillsboro, OH, CSD GO BANS .............................................    5.000    08/06/01         3,002
    1,600   Lake, OH, Wood Co., LSD BANS ...........................................    3.940    08/09/01         1,601
    1,600   Belmont Co., OH, Public Impt. GO BANS ..................................    4.810    08/20/01         1,601
    3,500   Jackson, OH, CSD GO BANS ...............................................    4.100    08/20/01         3,503
    2,310   Greene Co., OH, Sewer Impt. GO BANS, Ser. G ............................    4.610    08/22/01         2,311
    1,900   Monroe, OH, Fire House Construction GO BANS ............................    4.870    08/22/01         1,901
    2,150   Dayton, OH, Airport Impt. GO BANS, Ser. B ..............................    4.750    08/30/01         2,151
    1,800   Hebron, OH, GO BANS ....................................................    3.950    08/30/01         1,802
    5,000   Garfield Heights, OH, CSD GO BANS ......................................    4.450    09/04/01         5,004
    2,000   Portsmouth, OH, GO BANS ................................................    3.960    09/14/01         2,001
    1,000   Columbus, OH, Public Impt. GO, Ser. 1 ..................................    6.400    09/15/01         1,004
    2,000   Mason, OH, CSD GO BANS Ser. B ..........................................    3.810    09/17/01         2,002
    4,000   Swanton, OH, LSD GO BANS ...............................................    3.880    09/19/01         4,004
    1,000   Clermont Co., OH, Hosp. Fac. Rev. (Mercy Health Sys.)
               Prerefunded @ 102 ...................................................    6.733    09/25/01          1,02
    2,000   Mount Gilead, OH, EVSD School Impt. GO BANS ............................    4.820    09/25/01         2,002
    2,000   Mount Vernon, OH, Various Purpose GO BANS ..............................    4.820    09/25/01         2,002
    3,000   Wooster, OH, Waterworks Impt. GO BANS ..................................    4.500    10/10/01         3,001
      482   Jackson Co., OH, GO BANS ...............................................    4.250    10/11/01            48
    2,000   North Ridgeville, OH, Various Purpose GO BANS ..........................    4.600    10/17/01         2,001
    2,600   Lucas Co., OH, Various Purpose GO BANS .................................    4.500    10/18/01         2,601
    1,450   Mason, OH, Land Acquisition GO BANS ....................................    4.650    10/25/01         1,451
    1,050   Mason, OH, Recreational Fac. Impt. GO BANS .............................    4.650    10/25/01         1,051
      500   Columbus, OH, Wtr. Sys. Rev. Ref .......................................    6.100    11/01/01           516
    2,700   American Muni. Pwr. - OH, Inc. BANS (Pioneer Village) ..................    4.850    11/02/01         2,700
      850   Mason, OH, Firestation GO BANS .........................................    4.650    11/08/01           851
    2,000   American Muni. Pwr. - OH, Inc. BANS (Galion Proj.) .....................    4.700    11/15/01         2,000
    4,565   Marysville, OH, Various Purpose GO BANS ................................    4.660    11/15/01         4,569
    1,660   Belmont Co., OH, Various Purpose GO BANS ...............................    4.710    11/20/01         1,662
    1,800   Edon Northwest, OH, LSD GO BANS ........................................    3.750    11/21/01         1,802

                           TOUCHSTONE FAMILY OF FUNDS
                                       39

OHIO TAX-FREE MONEY FUND (CONTINUED)
========================================================================================================================
PRINCIPAL                                                                                                      MARKET
 AMOUNT     FIXED RATE REVENUE &                                                       COUPON    MATURITY       VALUE
 (000's)    GENERAL OBLIGATION BONDS - 37.6% (CONTINUED)                                RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
$     875   Upper Arlington, OH, CSD School Impt. GO BANS ..........................    4.790    11/29/01    $      876
    1,165   American Muni. Pwr. - OH, Inc. BANS (Bowling Green Proj.) ..............    4.800    11/30/01         1,165
      575   American Muni. Pwr. Ohio Inc. BANS (Shelby Proj.) ......................    4.400    11/30/01           575
    1,800   American Muni. Pwr. Ohio Inc. BANS (Shelby Proj.) ......................    4.850    11/30/01         1,800
    1,105   Cuyahoga Co., OH, Capital Impt. GO .....................................    4.300    12/01/01         1,104
      475   Indian Hill, OH, EVSD GO ...............................................    4.500    12/01/01           477
      140   Lake, OH, LSD GO BANS (Wood Co.) .......................................    3.400    12/01/01           140
      265   Sidney, OH, CSD GO BANS ................................................    3.400    12/01/01           265
      875   Deerfield Twnshp., OH, Fire Equipment Acquisition GO BANS ..............    4.910    12/06/01           876
    1,619   Deerfield Twnshp., OH, Public Utility GO BANS ..........................    4.860    12/06/01         1,621
      500   Euclid, OH, CSD GO BANS ................................................    3.200    12/11/01           501
    2,150   Clermont Co., OH, Road Impt. GO BANS ...................................    4.590    12/13/01         2,151
    1,195   Jackson Center, OH, (Shelby Co.) LSD BANS ..............................    3.530    12/13/01         1,199
    1,200   Obetz, OH, Street Impt. BANS ...........................................    3.300    12/14/01         1,202
      500   Liberty Twnshp., OH, Fire Station GO BANS ..............................    5.060    12/20/01           503
    2,945   St. Clairsville & Richland, OH, CSD GO BANS ............................    3.630    12/20/01         2,955
    1,460   Washington, OH, OH BANS ................................................    3.600    12/20/01         1,465
    1,000   American Muni. Pwr. - OH, Inc. BANS (Oberlin Proj.) ....................    4.500    12/29/01         1,000
      170   Ohio State Higher Educ. Fac. Commn. Rev., Higher Edl ...................
               (Univ. Northwestern OH) .............................................    3.250    01/01/02           170
    1,860   Wilmington, OH, GO BANS ................................................    3.640    01/15/02         1,863
    2,945   Marysville, OH, Nts. ...................................................    3.510    01/24/02         2,949
      215   Mason, OH, CSD GO BANS .................................................    3.750    01/24/02           216
    1,398   Toledo, OH, CSD GO BANS ................................................    4.000    01/25/02         1,403
      750   Deerfield Twnshp., OH, TANS ............................................    3.940    02/01/02           751
    3,000   Hillsboro, OH, CSD GO BANS .............................................    3.980    02/04/02         3,008
    1,150   Mason, OH, CSD GO BANS Ser. A ..........................................    3.580    02/14/02         1,152
      590   Hamilton, OH, CSD GO BANS ..............................................    3.950    02/28/02           592
    2,000   Shelby Co., OH, GO BANS ................................................    3.830    02/28/02         2,005
      775   Fairborn, OH, CSD GO BANS ..............................................    4.000    03/04/02           777
    5,000   Garfield Heights, OH, CSD GO BANS ......................................    3.490    03/11/02         5,013
    3,600   Beavercreek, OH, CSD TANS Spl. Oblig ...................................    3.450    03/15/02         3,614
      390   American Muni. Pwr. OH, Inc. GO BANS (Bradner Vlg. Proj.) ..............    3.800    03/22/02           390
    1,227   Deerfield Twnshp., OH, Pk. Land Acquisition Nts. .......................    3.960    03/28/02         1,229
    1,109   Sunbury, OH, GO BANS ...................................................    3.600    04/25/02         1,111
      774   Licking Heights, OH, LSD Energy Conservation Nts. ......................    4.160    04/26/02           779
      400   Canal Winchester, OH, GO BANS ..........................................    3.460    05/01/02           401
      490   Canal Winchester, OH, GO BANS ..........................................    3.650    05/01/02           491
      400   Bloomville, OH, GO BANS ................................................    4.400    05/09/02           403
      750   Tiffin, OH, Cent. Sch. Dist. Nts. ......................................    3.780    05/09/02           754
    3,011   Maple Heights OH, CSD GO BANS Ser. B ...................................    3.450    05/10/02         3,019
    1,102   Deerfield Twp., OH, GO BANS ............................................    3.300    05/15/02         1,105
    1,500   Ross Co., OH, GO BANS ..................................................    3.400    05/15/02         1,500
    3,650   Hillsboro, OH, CSD GO BANS .............................................    3.510    05/23/02         3,661
    1,100   Willard, OH, GO BANS ...................................................    3.500    05/23/02         1,103
    2,500   Springboro, OH, GO BANS ................................................    3.300    05/30/02         2,506
      500   Clyde, OH, Rev. BANS ...................................................    3.450    06/20/02           501

                           TOUCHSTONE FAMILY OF FUNDS
                                       40

OHIO TAX-FREE MONEY FUND (CONTINUED)
========================================================================================================================
PRINCIPAL                                                                                                      MARKET
 AMOUNT     FIXED RATE REVENUE &                                                       COUPON    MATURITY       VALUE
 (000's)    GENERAL OBLIGATION BONDS - 37.6% (CONTINUED)                                RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
$     750   American Muni. Pwr. OH, Inc. BANS (Grafton Village Proj.) ..............    2.950    06/21/02    $      750
      550   Pickerington, OH, GO BANS San. Swr. Sys ................................    3.130    06/21/02           551
      550   Pickerington, OH, GO BANS Wtr. Sys .....................................    3.130    06/21/02           550
    1,000   Glenwillow Vlg., OH, GO BANS ...........................................    3.400    06/27/02         1,002
---------                                                                                                    ----------
$ 148,967   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
---------   (Amortized Cost $149,210) ..............................................                         $  149,210
                                                                                                             ----------

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                      MARKET
 AMOUNT                                                                                COUPON    MATURITY       VALUE
 (000's)    FLOATING & VARIABLE RATE NOTES - 51.1%                                      RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
$   1,100   Cuyahoga Co., OH, Hosp. Rev., Ser. 1997D
               (Cleveland Clinic Foundation) .......................................    3.300    07/02/01    $    1,100
    4,400   Ohio St. Air Quality Dev. Auth. Rev., PCR (Toledo Edison) ..............    3.300    07/02/01         4,400
      800   Ohio St. Air Quality Dev. Auth. Rev., Ser. 1985A (CG&E) ................    3.300    07/02/01           800
      600   Ohio State Air Quality Dev. Auth. Rev. PCR (Ohio Edison) ...............    3.300    07/02/01           600
    3,000   ABN AMRO Munitops Trust Cert. 1998-I8 (Cleveland Water Works) ..........    3.000    07/06/01         3,000
      375   Akron, Bath & Copley, OH, Joint Twnshp. Hosp. Rev ......................
               (Visiting Nurse Svcs. Proj.) ........................................    2.800    07/06/01           375
    1,180   Andover, OH, Health Care Fac. Rev., (D&M Realty Ltd. Proj.) ............    2.760    07/06/01         1,180
    2,600   Ashtabula Co., OH, Hosp. Fac. Rev., Ser. 1995
               (Ashtabula Co. Med. Ctr. Proj.) .....................................    2.760    07/06/01         2,600
    4,000   Athens Co., OH, Port. Auth. Hsg. Rev.,
               (University Hsg. For Ohio Inc. Proj.) ...............................    2.750    07/06/01         4,000
      425   Brunswick, OH, IDR, Ser. A (Kindercare Learning) .......................    3.250    07/06/01           425
    2,230   Butler Co., OH, Hosp. Fac. Rev. Ser. 1998A
               (Berkeley Square Retirement Ctr. Proj.) .............................    2.750    07/06/01         2,230
      910   Centerville, OH, Health Care Rev. (Bethany Memorial) ...................    2.800    07/06/01           910
    6,680   Clermont Co., OH, Hosp. Fac. Rev. (Mercy Health Sys.) ..................    3.100    07/06/01         6,680
   14,715   Clermont Co., OH, Hosp. Fac. Rev., Ser. B (Mercy Health Sys. Proj.) ....    3.100    07/06/01        14,715
    1,300   Clinton Co., OH, Hosp. Rev. (Clinton Memorial Hosp.) ...................    2.800    07/06/01         1,300
    7,000   Clinton Co., OH, Hosp. Rev., (Ohio Hosp. Cap. Inc.) Pooled Fin. Prog ...    2.850    07/06/01         7,000
    2,075   Cuyahoga Co., OH, Educ. Fac. Rev., Ser. 1998
               (United Cerebral Palsy Assoc.) ......................................    2.830    07/06/01         2,075
    2,000   Cuyahoga Co., OH, IDR Ser. 1989 (Motch Corp. Proj.) ....................    2.950    07/06/01         2,000
    3,500   Delaware Co., OH, Health Care Fac. Rev., (Sarah Moore Home) ............    2.830    07/06/01         3,500
      700   Delaware Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.) ......................    2.950    07/06/01           700
    1,805   Erie Co., OH, IDR (Toft Dairy, Inc.) ...................................    2.830    07/06/01         1,805
    2,585   Franklin Co., OH, EDR (Dominican Sisters) ..............................    2.830    07/06/01         2,585
    1,760   Franklin Co., OH, EDR Adj. (Columbus Montessori Educ. Ctr.) ............    2.780    07/06/01         1,760
    3,215   Franklin Co., OH, EDR, Ser. 1998 (Unity Resource Center Proj.) .........    2.830    07/06/01         3,215
    1,105   Franklin Co., OH, Health Care Fac. Rev., (Lifeline Organ Procurement) ..    2.830    07/06/01         1,105
    1,035   Franklin Co., OH, Hosp. Rev., Ref. (US Health Corp.), C ................    2.650    07/06/01         1,035
    2,000   Franklin Co., OH, IDR (Alco Standard Corp.) ............................    2.700    07/06/01         2,000
      400   Franklin Co., OH, IDR (Columbus College) ...............................    2.800    07/06/01           400
    1,080   Franklin Co., OH, IDR (Ohio Girl Scouts) ...............................    2.800    07/06/01         1,080
    1,080   Franklin Co., OH, IDR Ser. A (Kindercare) ..............................    3.250    07/06/01         1,080

                           TOUCHSTONE FAMILY OF FUNDS
                                       41

OHIO TAX-FREE MONEY FUND (CONTINUED)
========================================================================================================================
PRINCIPAL                                                                                                      MARKET
 AMOUNT                                                                                COUPON    MATURITY       VALUE
 (000's)    FLOATING & VARIABLE RATE NOTES - 51.1% (CONTINUED)                          RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
$   1,900   Geauga Co., OH, Health Care Fac. Rev., (Heather Hill Proj.) ............    2.780    07/06/01    $    1,900
      960   Greene Co., OH, Health Care Fac. Rev. (Green Oaks Proj.) ...............    2.830    07/06/01           960
    1,079   Hamilton Co., OH, EDR, Ser. 1995
               (Cincinnati Assoc. for the Performing Arts) .........................    2.750    07/06/01         1,079
      400   Hamilton Co., OH, Hosp. Fac. (Children's Hospital) .....................    2.730    07/06/01           400
    3,945   Hamilton Co., OH, Sales Tax Floater Cert ...............................    2.760    07/06/01         3,945
    2,944   Hamilton OH, MFH Rev., Ser. A (Knollwood Village Apts.) ................    2.760    07/06/01         2,944
      990   Hamilton, Co., OH, Health Care Fac. Rev. (Aloysius Orphanage Proj.) ....    2.830    07/06/01           990
    1,989   Hamilton, OH, MFH Rev., (Knollwood Village Apts.) ......................    2.760    07/06/01         1,989
    2,659   Hancock Co., OH, MFM Rev., Ser. A (Crystal Glen Apts. Proj.) ...........    2.760    07/06/01         2,659
      375   Hudson Village, OH, IDR, Ser. A (Kindercare) ...........................    3.250    07/06/01           375
      845   Huron Co., OH, Rev. (Norwalk Furniture Corp.) ..........................    2.830    07/06/01           845
    6,105   Lima, OH, Hosp. Fac. & Impt. Rev., Ser. 1996 (Lima Memorial Hosp.) .....    2.830    07/06/01         6,105
      900   Lorain Co., OH, Hosp. Fac. Rev. (Catholic Healthcare Partners) .........    3.100    07/06/01           900
    1,855   Lorain Co., OH, IDR (EMH Med. Ctr. Proj.) ..............................    2.830    07/06/01         1,855
      270   Lucas Co., OH, IDR (SA Associates Proj.) ...............................    2.900    07/06/01           270
      225   Lucas Co., OH, Rev. (Sunshine Children's Home) .........................    2.800    07/06/01           225
    1,790   Mahoning Co., OH, Health Care Fac. Rev. (Copeland Oaks) ................    2.760    07/06/01         1,790
    1,110   Mahoning Co., OH, Health Care Fac. Rev. (Ohio Heart Institute) .........    2.800    07/06/01         1,110
      175   Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ..................    2.860    07/06/01           175
    3,665   Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ..................    2.760    07/06/01         3,665
      465   Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ..................    2.760    07/06/01           465
    1,150   Mason, OH, Tax Increment Fin. Rev. (Central Park Proj.) ................    2.800    07/06/01         1,150
      300   Medina, OH, IDR (Kindercare) ...........................................    3.250    07/06/01           300
      700   Meigs Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.) .........................    2.950    07/06/01           700
      287   Middletown, OH, IDR, Ser. A (Kindercare) ...............................    3.250    07/06/01           287
    1,045   Monroe, OH, IDR, Ser. 1985 (Magnode Corp.) .............................    3.450    07/06/01         1,045
    5,400   Montgomery Co., OH, (Miami Valley Hosp.) ...............................    3.300    07/06/01         5,400
    2,000   Montgomery Co., OH, EDR (Dayton Art Institute) .........................    2.700    07/06/01         2,000
    3,150   Montgomery Co., OH, Health Care Rev. (Comm. Blood Ctr. Proj.) ..........    2.800    07/06/01         3,150
      340   Montgomery Co., OH, IDR (Kindercare) ...................................    3.250    07/06/01           340
      185   Montgomery Co.,OH, Health Care Rev., Ser. A
               (Dayton Area MRI Consortium) ........................................    2.830    07/06/01           185
    1,000   Morrow Co., OH, IDR (Field Container Corp.) ............................    2.800    07/06/01         1,000
    2,600   Ohio St. Air Quality Dev. Auth. Rev., PCR (Timken Co.) .................    2.700    07/06/01         2,600
    5,100   Ohio St. EDR, Ser. 1983 (Court St. Ctr. Assoc. Ltd. Proj.) .............    3.350    07/06/01         5,100
    3,700   Ohio St. Higher Educ. Fac. Rev. (Pooled Fin.) ..........................    2.800    07/06/01         3,700
    4,700   Ohio St. Higher Educ. Fac. Rev. (Pooled Fin.) ..........................    2.800    07/06/01         4,700
    3,800   Ohio St. Higher Educ. Fac. Rev., (Kenyan Coll.) ........................    2.700    07/06/01         3,800
    3,430   Ohio St. Turnpike Rev., Floater Cert. Ser. 71 ..........................    2.810    07/06/01         3,430
    1,100   Ohio St. Univ. Gen. Rcpts ..............................................    2.650    07/06/01         1,100
    1,000   Ohio St. Wtr. Dev. Auth. PCR (Cleveland Elect.) ........................    2.650    07/06/01         1,000
      600   Orrville, OH, Hosp. Fac. Rev., Ser. 1990 (Orrville Hosp.) ..............    2.750    07/06/01           600
    1,695   Ottawa Co., OH, Hosp. Fac. Rev. (Lutheran Home of Mercy Proj.) .........    2.800    07/06/01         1,695
      200   Puerto Rico Elec. Pwr. Auth. Rev. Tr. Rob./Ins. Trust Rcpts ............    2.330    07/06/01           200
    7,000   Puerto Rico Elect. Pwr. Auth. Trust Rcpts ..............................    2.450    07/06/01         7,000
      700   Rickenbacker, OH, Port. Auth. Rev. (Rickenbacker Holdings, Inc.) .......    2.800    07/06/01           700

                           TOUCHSTONE FAMILY OF FUNDS
                                       42

OHIO TAX-FREE MONEY FUND (CONTINUED)
========================================================================================================================
PRINCIPAL                                                                                                      MARKET
 AMOUNT                                                                                COUPON    MATURITY       VALUE
 (000's)    FLOATING & VARIABLE RATE NOTES - 51.1% (CONTINUED)                          RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
$   5,365   Sharonville, OH, IDR (Duke Realty Proj.) ...............................    2.800    07/06/01    $    5,365
    1,400   Stark Co., OH, IDR Var. (Crane Plumbing, Inc. Proj.) ...................    3.450    07/06/01         1,400
    1,730   Summit Co., OH, Health Care Fac. Rev., (Evant, Inc. Proj.) .............    2.800    07/06/01         1,730
      535   Summit Co., OH, IDR (Go-Jo Indust., Inc. Proj.) ........................    2.800    07/06/01           535
    1,400   Summit Co., OH, Rev. Adj. (Goodwill Ind. Akron Inc.) ...................    2.700    07/06/01         1,400
    2,900   Summit, OH, Civic Fac. Rev., Ser. 1997 (YMCA Proj.) ....................    2.820    07/06/01         2,900
    4,140   Trumbull Co., OH, Health Care Fac. Rev. (Shepherd of the Valley) .......    2.760    07/06/01         4,140
    3,995   Univ. of Akron, OH, Gen. Rec ...........................................    2.760    07/06/01         3,995
      375   Wadsworth, OH, IDR (Kindercare) ........................................    3.250    07/06/01           375
    1,600   Warren Co., OH, IDR (Liquid Container Proj.) ...........................    2.800    07/06/01         1,600
      450   Westlake, OH, IDR (Nordson Corp. Proj.) ................................    2.850    07/06/01           450
      700   Wyandot Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.) .......................    2.950    07/06/01           700
    3,540   Cuyahoga Co., OH, IDR (S&R Playhouse Realty) ...........................    2.900    08/01/01         3,540
    3,700   Delaware Co., OH, IDR (Radiation Sterilizers, Inc.) ....................    3.000    08/01/01         3,700
    1,200   Franklin Co., OH, IDR (Jacobsen Stores) ................................    3.450    08/01/01         1,200
    1,400   Hamilton Co., OH, IDR (ADP System) .....................................    2.850    08/01/01         1,400
    3,700   Montgomery Co., OH, Ltd. Oblig. Rev., Ser. 1996
               (St.Vincent de Paul Proj.) ..........................................    2.750    08/01/01         3,700
    2,600   Muskingum Co., OH, IDR (Elder-Beerman) .................................    3.000    08/01/01         2,600
      500   Ohio St. Environmental Impt. Rev. (U.S. Steel Corp. Proj.) .............    3.000    08/01/01           500
      300   Ohio St. Air Quality Dev. Auth. Rev. (Mead Corp.) ......................    3.250    10/01/01           300
---------                                                                                                    ----------
$ 203,013   TOTAL FLOATING & VARIABLE RATE NOTES (Amortized Cost $203,013) .........                         $  203,013
---------                                                                                                    ----------

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                      MARKET
 AMOUNT                                                                                COUPON    MATURITY       VALUE
 (000's)    ADJUSTABLE RATE PUT BONDS - 5.8%                                            RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
$     180   Cincinnati & Hamilton Co., OH, Port Auth. EDR
               (Bethesda One Ltd. Proj.) ...........................................    4.600    08/01/01    $      180
      565   Riverside, OH, EDR (Riverside Assoc. Ltd. Proj.) .......................    3.600    09/01/01           565
    4,565   Cuyahoga Co.,OH, IDR (Halle Office Bldg.) ..............................    4.785    10/01/01         4,565
    3,560   Miami Valley, OH, Tax-Exempt Mtg. Rev. Ser. 1986 .......................    4.880    10/15/01         3,560
    1,260   Clermont Co., OH, EDR (John Q. Hammons Proj.) ..........................    3.300    11/01/01         1,260
      165   Cuyahoga Co., OH, Health Care Rev., (Cleveland Neighborhood Proj.) .....    3.000    11/01/01           165
      515   Franklin Co., OH, IDR (GSW Bldg Proj.) .................................    3.650    11/01/01           515
    4,500   Franklin Co., OH, IDR (Leveque & Assoc. Proj.) .........................    3.200    11/01/01         4,500
    2,810   Ohio St. HFA MFH (Lincoln Park Assoc. Proj.) ...........................    3.500    11/01/01         2,810
      935   Scioto Co., OH, Health Care Rev. (Hillview Retirement) .................    3.100    11/01/01           935
    3,110   Richland Co., OH, IDR (Mansfield Sq. Proj.) ............................    3.600    11/15/01         3,110
      820   Gallia Co., OH, IDR (Jackson Pike Assoc.) ..............................    2.950    12/15/01           820
---------                                                                                                    ----------
$  22,985   TOTAL ADJUSTABLE RATE PUT BONDS (Amortized Cost $22,985) ...............                         $   22,985
---------                                                                                                    ----------

                           TOUCHSTONE FAMILY OF FUNDS
                                       43

OHIO TAX-FREE MONEY FUND (CONTINUED)
========================================================================================================================
PRINCIPAL                                                                                                      MARKET
 AMOUNT                                                                                COUPON    MATURITY       VALUE
 (000's)    TAX-EXEMPT COMMERCIAL PAPER - 4.5%                                          RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
$   5,000   Lorain Co., OH, Hosp. Rev. (Catholic Hlth. Partners) ...................    3.100    07/26/01    $    5,000
   12,900   Lorain Co., OH, Hosp. Rev. (Catholic Hlth. Partners) ...................    3.100    11/13/01        12,900
---------                                                                                                    ----------
$  17,900   TOTAL TAX EXEMPT COMMERCIAL PAPER (Amortized Cost $17,900) .............                         $   17,900
---------                                                                                                    ----------

$ 392,865   TOTAL INVESTMENT SECURITIES - 99.0%
=========   (Amortized Cost $393,108) ..............................................                         $  393,108

            OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0% ...........................                              3,837
                                                                                                             ----------

            NET ASSETS - 100.0% ....................................................                         $  396,945
                                                                                                             ==========

See accompanying notes to financial statements and notes to portfolios of investments.

                           TOUCHSTONE FAMILY OF FUNDS

FLORIDA TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2001

========================================================================================================================
PRINCIPAL                                                                                                      MARKET
 AMOUNT     FIXED RATE REVENUE &                                                       COUPON    MATURITY       VALUE
 (000's)    GENERAL OBLIGATION BONDS - 38.4%                                            RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
$     650   Center Grove, IN, Bldg. Corp. BANS .....................................    4.250    08/01/01    $      650
      250   Dade Co., FL, Sch. Dist ................................................    6.125    08/01/01           251
      100   Dade Co., FL, Sch. Dist., Prerefunded @ 101 ............................    6.125    08/01/01           102
      100   Lee Co., FL, School Board COP, Ser. A ..................................    6.300    08/01/01           100
      250   Miami, FL, Health Facs. Auth. Health Facs. Rev., (Mercy Hosp. Proj.) ...    6.625    08/01/01           257
      400   Michigan City, IN, Sch. Bldg. Corp. Ref. (First Mtg.) ..................    4.500    07/05/01           400
      500   Palm Beach Co., FL, Sch. Dist. GO ......................................    5.600    08/01/01           501
      150   Volusia Co., FL., Sch. Dist. GO ........................................    6.000    08/01/01           150
      100   Citrus Co., FL, Hospital Board Rev. Ref
               (Citrus Memorial Hospital), Ser. A ..................................    5.900    08/15/01           100
      200   Harris Co., TX, Rev., (Toll Rd.) Sr. Lien ..............................    4.450    08/15/01           200
      200   Florida St. Dept. Gen. Svcs. Facs. Mgmt. Rev., (FL Facs. Pool) Ser. A ..    4.000    09/01/01           200
      900   Broward Co., FL, Sch. Dist. TANS .......................................    5.000    09/11/01           901
      100   Dade Co., FL, GO Seaport Bds ...........................................    6.250    10/01/01           102
      175   Jacksonville, FL, Elec. Auth. Rev., (Elect. Sys.) Ser. 3-A .............    5.000    10/01/01           176
      350   Key West, FL, Util. Brd. Elect. Rev ....................................    6.750    10/01/01           360
      145   Kissimmee, FL, Util. Auth. Elec. Sys. Rev ..............................    6.500    10/01/01           149
      100   Tampa, FL, Wtr. & Swr. Rev. Ref. Ser. B ................................    5.000    10/01/01           100
      400   Jay, IN, School Bldg. Corp. BANS .......................................    4.750    11/01/01           400
      600   Seminole Co., FL, School Dist. RANS ....................................    5.000    12/13/01           602
      200   Boca Raton,FL, Cmnty. Redev. Agy. Tax Increment Rev.,
               (Minzer Park Proj.) .................................................    5.800    03/01/02           208
      500   Knott Co., KY, Justice Ctr. First Mtg. BANS ............................    4.250    05/01/02           500
---------                                                                                                    ----------
$   6,370   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
---------   (Amortized Cost $6,409) ................................................                         $    6,409
                                                                                                             ----------

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                      MARKET
 AMOUNT                                                                                COUPON    MATURITY       VALUE
 (000's)    FLOATING & VARIABLE RATE DEMAND NOTES - 41.3%                               RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
$     600   Hillsborough Co., FL, PCR  (Tampa Elec. Co. Proj.) .....................    3.350    07/02/01    $      600
      400   Jacksonville, FL, Health Facs. Auth. Hosp. Rev., Ref. Daily
               (Genesis Rehab Hosp.) ...............................................    3.200    07/02/01           400
      500   Martin Co., FL, PCR (Florida Power & Light) ............................    3.400    07/02/01           500
    1,500   ABN AMRO Munitops Trust Cert., Ser. 1998-8 .............................    2.770    07/06/01         1,500
      100   Anchorage, AK, Higher Ed. Rev., Var. (Alaska Pacific Univ.) ............    2.900    07/06/01           100
      500   Arvada, Co., Water Utility Rev .........................................    3.250    08/01/01           500
      300   Broward Co., FL, HFA MFH Rev. (Margate Invts. Proj.) ...................    2.700    07/06/01           300
      400   Capital Proj. Fin. Auth. FL, Rev., Var. (Proj. Ln. Program), Ser. H ....    2.850    07/06/01           400
      300   Harvard, IL, Health Care Fac. Rev., Ser. 1998
               (Harvard Memorial Hosp. Proj.) ......................................    3.150    07/06/01           300
    1,000   Jacksonville, FL, Health Fac. Rev. (Faculty Practice Assoc.) ...........    2.700    07/06/01         1,000
      500   Lee Co., FL, IDR Educ. Fac. Rev. (Canterbury School Proj.) .............    2.700    07/06/01           500
      800   St. Petersburg, FL, HFA Rev. Ser. 1997 (Menorah Manor Proj.) ...........    2.770    07/06/01           800
---------                                                                                                    ----------
$   6,900   TOTAL FLOATING & VARIABLE RATE DEMAND NOTES
---------   (Amortized Cost $6,900) ................................................                         $    6,900
                                                                                                             ----------

                           TOUCHSTONE FAMILY OF FUNDS
                                       45

FLORIDA TAX-FREE MONEY FUND (CONTINUED)
========================================================================================================================
PRINCIPAL                                                                                                      MARKET
 AMOUNT                                                                                COUPON    MATURITY       VALUE
 (000's)    ADJUSTABLE RATE PUT BONDS - 14.0%                                           RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
$     520   Corpus Christi, TX, Indl. Dev. Corp. Economic Dev. Rev.,
               (TX Air Invt. Co. Proj.) ............................................    3.600    08/01/01    $      520
      620   Eastern Sts. Tax Exmp. Mtg. Bd. Tr. Adjustable Rate Ctf ................    5.190    09/01/01           620
    1,200   Putnam Co., FL, Dev. Auth. PCR, Ser. H-1 (Seminole Elec. Coop.) ........    2.700    12/15/01         1,200
---------                                                                                                    ----------
$   2,340   TOTAL ADJUSTABLE RATE PUT BONDS
---------   (Amortized Cost $2,340) ................................................                         $    2,340
                                                                                                             ----------

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                      MARKET
 AMOUNT                                                                                COUPON    MATURITY       VALUE
 (000's)    TAX-EXEMPT COMMERCIAL PAPER - 5.4%                                          RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
$     900   Hillsborough Co., FL, Capital Improvement (Amortized Cost $900) ........    3.300    11/08/01    $      900
---------                                                                                                    ----------

$  16,510   TOTAL INVESTMENT SECURITIES - 99.1% (Amortized Cost $16,549) ...........                         $   16,549
=========

            OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9% ...........................                                141
                                                                                                             ----------

            NET ASSETS - 100.0% ....................................................                         $   16,690
                                                                                                             ==========

See accompanying notes to financial statements and notes to portfolios of investments.

                           TOUCHSTONE FAMILY OF FUNDS

TAX-FREE INTERMEDIATE TERM FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2001

========================================================================================================================
PRINCIPAL                                                                                                      MARKET
 AMOUNT                                                                                COUPON    MATURITY       VALUE
 (000's)    MUNICIPAL OBLIGATIONS - 98.7%                                               RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
            CALIFORNIA - 1.8%
$     430   Sacramento Co., CA, MFH ARPB (Fairway One Apts.) .......................    5.875    02/01/03    $      431
      250   California HFA Multi-Unit Rental Rev., Ser. B ..........................    6.500    08/01/05           258
                                                                                                             ----------
                                                                                                                    689
                                                                                                             ----------
            COLORADO - 4.9%
    1,065   Superior Metro. Dist. No. 1 CO, Water & Sewer Rev. ARPB ................    5.500    12/01/04         1,112
      740   Broomfield, CO, Water Activity Enterprise Wtr. Rev .....................    5.300    12/01/11           795
                                                                                                             ----------
                                                                                                                  1,907
                                                                                                             ----------
            FLORIDA -8.8%
      750   Hillsborough Co., FL, Solid Waste Rev ..................................    5.500    10/01/05           795
      455   Pensacola, FL, Airport Rev .............................................    5.400    10/01/07           484
    1,000   Pasco Co., FL, HFA MFH Rev., (Cypress Trail Apts.) .....................    5.500    06/01/08         1,026
    1,020   Florida HFA MFH Sr. Lien, Ser. I-1 .....................................    6.100    01/01/09         1,096
                                                                                                             ----------
                                                                                                                  3,401
                                                                                                             ----------
            IOWA - 2.6%
      120   Cedar Rapids, IA, Hosp. Fac. Rev
               (St. Luke's Methodist Hosp.), Prerefunded @ 102 .....................    6.000    08/15/03           129
      250   Iowa Student Loan Liquidity Corp. Rev ..................................    6.400    07/01/04           259
      245   Iowa HFA Rev., Ser. A ..................................................    6.500    07/01/06           251
      240   Iowa Student Loan Liquidity Corp. Rev ..................................    6.600    07/01/08           248
      130   Cedar Rapids, IA, Hosp. Fac. Rev. (St. Luke's Methodist Hosp.) .........    6.000    08/15/09           139
                                                                                                             ----------
                                                                                                                  1,026
                                                                                                             ----------
            ILLINOIS - 1.5%
      500   Chicago, IL, Met Water Reclamation Dist ................................    7.000    01/01/11           596
                                                                                                             ----------

            INDIANA - 1.3%
      500   Indiana HFA Multi-Unit Mtg. Prog. Rev ..................................    6.600    01/01/12           518
                                                                                                             ----------

            MASSACHUSETTS - 1.2%
      440   Massachusetts St. Indust. Fin. Agy. Rev., Ser. 1997 (Hudner Assoc.) ....    5.000    01/01/08           455
                                                                                                             ----------

            MICHIGAN - 1.4%
      500   Detroit, MI, UT GO .....................................................    6.375    04/01/05           544
                                                                                                             ----------

            NORTH CAROLINA - 1.9%
      350   Carteret Co., NC, COP ..................................................    5.200    06/01/11           370
      350   Carteret Co., NC, COP ..................................................    5.300    06/01/13           371
                                                                                                             ----------
                                                                                                                    741
                                                                                                             ----------
            NEBRASKA - 1.3%
      515   Nebraska Invest. Fin. Auth. Rev., Ser. 1989
               (Foundation for Educ. Fund), Escrowed to Maturity ...................    7.000    11/01/09           522
                                                                                                             ----------

            NEVADA - 1.3%
      500   Las Vegas, NV, Spl. Impt. Dist. SR Local Impt., Rev ....................    5.250    06/01/11           518
                                                                                                             ----------

                           TOUCHSTONE FAMILY OF FUNDS
                                       47

TAX-FREE INTERMEDIATE TERM FUND (CONTINUED)
========================================================================================================================
PRINCIPAL                                                                                                      MARKET
 AMOUNT                                                                                COUPON    MATURITY       VALUE
 (000's)    MUNICIPAL OBLIGATIONS - 98.7% (CONTINUED)                                   RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
            OHIO - 49.8%
$     545   Ohio St. EDR Ohio Enterprise Bond Fd. (Smith Steelite Proj.) ...........    5.600    12/01/03    $      565
      500   Hamilton Co., OH, Hosp. Fac. Rev. (Episcopal Retirement Home) ..........    6.600    01/01/04           511
      210   Ohio St. EDR Ohio Enterprise Bond Fd. (Cheryl & Co.) ...................    5.500    12/01/04           218
    1,005   Franklin Co., OH, Health Care Rev. (First Comm. Village) ...............    6.000    06/01/06         1,051
      400   Montgomery Co., OH, (Miami Valley Hosp.) ...............................    3.300    07/02/06           400
      530   Toledo, OH, GO .........................................................    6.000    12/01/06           585
      710   Hamilton Co., OH, Health Care Fac. (Twin Towers) .......................    5.750    10/01/07           755
      500   Ohio St. IDR, Ser. 1997 (Bomaine Corporation Proj.) ....................    5.500    11/01/07           510
      524   Columbus, OH, Special Assessment GO ....................................    5.050    04/15/08           546
      515   Fairfield, OH, IDR ARPB (Skyline Chili, Inc. Proj.) ....................    5.000    09/01/08           515
    1,000   Ohio St. Bldg. Auth. Rev. St. Fac. (Juvenile Correction) ...............    5.000    10/01/08         1,055
      800   West Clermont, OH, LSD GO ..............................................    6.150    12/01/08           876
      500   Hamilton Co., OH, Hosp. Fac. Rev. (Bethesda Hosp.) .....................    7.000    01/01/09           509
    1,035   Reading, OH, Rev. (St. Mary's Educ. Institute) .........................    5.550    02/01/10         1,093
    1,000   Bowling Green St. University, OH, General Receipts .....................    5.750    06/01/10         1,097
    1,000   Cuyahoga Co., OH, Meeting Rev., (West Tech Apts. Proj.) ................    5.100    09/20/10         1,025
    1,075   Franklin Co., OH, Hosp. Rev. Impt. (Childrens Hosp. Proj.) .............    5.500    05/01/11         1,149
    1,000   Franklin Co., OH, Rev (Online Computer Library Ctr.) ...................    4.650    10/01/11         1,010
      275   Akron, OH, GO ..........................................................    6.000    11/01/11           309
    1,000   Ohio St. University Rev ................................................    5.125    12/01/11         1,055
    1,000   Hamilton Co., OH, Sewer Sys. Rev .......................................    5.500    12/01/11         1,090
      615   Ohio St. University General Receipts Rev ...............................    5.750    12/01/13           670
    1,000   Indian Hill, OH, EVSD GO ...............................................    5.250    12/01/14         1,037
      660   West Chester Twp., OH, GO ..............................................    5.500    12/01/14           705
      415   Dublin, OH, Var. Purp. Impt.-Ser. A ....................................    6.000    12/01/15           456
      465   Cincinnati, OH, Police & Fireman's Disability GO .......................    5.750    12/01/16           498
                                                                                                             ----------
                                                                                                                 19,290
                                                                                                             ----------
            PENNSYLVANIA - 4.0%
      500   Pennsylvania Fin. Auth. Muni. Capital Impt. Proj. Rev ..................    6.600    11/01/09           539
    1,000   Pennsylvania St. Higher Educ. Facs. (Assn. Indpt. Clgs. & Univs.)
               (St. Josephs College) ...............................................    5.000    05/01/11         1,009
                                                                                                             ----------
                                                                                                                  1,548
                                                                                                             ----------
            SOUTH CAROLINA - 2.0%
      725   Richland-Lexington, SC, Airport Dist. Rev., (Columbia Metro.) ..........    6.000    01/01/08           763
                                                                                                             ----------

            TENNESSEE - 4.0%
      525   Southeast, TN, Tax-Exempt Mtg. Trust ARPB, Ser. 1990 ...................    7.250    04/01/03           553
    1,000   Tennessee Energy Acquisition Corp. Gas. Rev ............................    5.000    09/01/07           999
                                                                                                             ----------
                                                                                                                  1,552
                                                                                                             ----------

                           TOUCHSTONE FAMILY OF FUNDS
                                       48

TAX-FREE INTERMEDIATE TERM FUND (CONTINUED)
========================================================================================================================
PRINCIPAL                                                                                                      MARKET
 AMOUNT                                                                                COUPON    MATURITY       VALUE
 (000's)    MUNICIPAL OBLIGATIONS - 98.7% (CONTINUED)                                   RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
            TEXAS - 7.6%
$      50   N. Central, TX, Health Fac. Rev. (Baylor Health Care),
               Indexed INFLOS, Prerefunded @ 102 ...................................    6.400    05/15/02    $       53
      450   N. Central, TX, Health Fac. Rev. (Baylor Health Care), Indexed INFLOS ..    6.400    05/15/08           466
      585   Denton Co., TX, Permanent Impt. GO .....................................    5.000    07/15/10           597
      515   Robinson, TX, ISD GO ...................................................    5.750    08/15/10           561
      164   Midland, TX, HFC Rev., Ser. A-2 ........................................    8.450    12/01/11           179
       10   San Antonio, TX, Elec. & Gas Rev., Escrowed to Maturity ................    5.000    02/01/12            10
      510   Denton Co., TX, Permanent Impt. GO .....................................    5.000    07/15/12           531
      500   Austin, TX, Hotel Occupancy Tax, Rev., Ref-Sub Lien ....................    5.750    11/15/12           541
                                                                                                             ----------
                                                                                                                  2,938
                                                                                                             ----------
            VIRGINIA - 3.2%
    1,195   Fairfax Co., VA, GO ....................................................    5.000    06/01/13         1,232
---------                                                                                                    ----------

$  36,358   TOTAL MUNICIPAL OBLIGATIONS - 98.7% ....................................                         $   38,240
=========      (Amortized Cost $36,760)

            OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3% ...........................                                501
                                                                                                             ----------

            NET ASSETS - 100.0% ....................................................                         $   38,741
                                                                                                             ==========

See accompanying notes to financial statements and notes to portfolios of investments.

                           TOUCHSTONE FAMILY OF FUNDS

OHIO INSURED TAX-FREE FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2001

========================================================================================================================
PRINCIPAL                                                                                                      MARKET
 AMOUNT     FIXED RATE REVENUE &                                                       COUPON    MATURITY       VALUE
 (000's)    GENERAL OBLIGATION BONDS - 98.1%                                            RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
$     225   Franklin Co., OH, IDR (1st Comm. Village Healthcare),
               Prerefunded @ 101.5 .................................................   10.125    08/01/01    $      230
      500   Mansfield, OH, Hosp. Impt. Rev. (Mansfield General)
               Prerefunded @ 102 ...................................................    6.700    12/01/01           518
      290   Northwest, OH, LSD GO Prerefunded @ 102 ................................    7.050    12/01/01           301
      460   Cleveland, OH, Waterworks Impt. Rev. Prerefunded @ 102 .................    6.500    01/01/02           478
      360   Cuyahoga Co., OH, Hosp. Rev. (University Hosp.) Prerefunded @ 102 ......    6.250    01/15/02           374
    1,000   Kent St. University General Receipts Rev., Prerefunded @ 102 ...........    6.500    05/01/02         1,051
      500   Franklin Co., OH, Hosp. Rev. Ser. 1991 (Holy Cross)
               Prerefunded @ 102 ...................................................    6.750    06/01/02           528
      500   Mahoning Co., OH, Hosp. Impt. Rev. (YHA, Inc.) Prerefunded @ 102 .......    7.000    10/15/02           526
      675   Reynoldsburg, OH, CSD GO Prerefunded @102 ..............................    6.550    12/01/02           722
      500   Seneca Co., OH, GO (Jail Fac.), Prerefunded @ 102 ......................    6.500    12/01/02           535
      112   Ohio St. Bldg. Auth. Rev. (Columbus St. Proj.), Prerefunded @ 100 ......   10.125    04/01/03           123
       26   Ohio St. Bldg. Auth. Rev. (Frank Lausch Proj.), Prerefunded @ 100 ......   10.125    04/01/03            29
      230   Summit Co., OH, GO, Ser. A Prerefunded @ 102 ...........................    6.900    08/01/03           247
      500   Ohio St. Bldg. Auth. Rev., Ser. 1994A (Juvenile Correctional Bldg.), ...    6.600    10/01/04           558
               Prerefunded @ 102
      290   Alliance, OH, CSD GO ...................................................    6.900    12/01/06           301
    1,095   West Clermont, OH, LSD GO ..............................................    6.900    12/01/07         1,242
      500   Hamilton, OH, Water Sys. Mtg. Rev., Ser. 1991A .........................    6.400    10/15/10           513
      500   Butler Co., OH, Hosp. Fac. Rev. (Middletown Regional Hospital) .........    6.750    11/15/10           517
       40   Cleveland, OH, Waterworks Impt. Rev., Ser. F ...........................    6.500    01/01/11            42
      220   Cuyahoga Co., OH, Hosp. Rev. (University Hosp.) Escrowed to Maturity ...    9.000    06/01/11           273
      250   Ohio HFA SFM Rev., Ser. D ..............................................    7.000    09/01/11           256
      365   Bexley, OH, CSD GO .....................................................    7.125    12/01/11           447
      530   Urbana, OH, Wastewater Impt. GO ........................................    7.050    12/01/11           568
      600   Westerville, OH, Water Sys. Impt. GO ...................................    6.450    12/01/11           627
      500   East Holmes, OH, LSD Sch. Impt .........................................    6.125    12/01/12           548
      500   Strongsville, OH, CSD GO ...............................................    5.375    12/01/12           539
      500   Worthington, OH, CSD GO ................................................    6.375    12/01/12           524
      530   Ottawa Co., OH, GO .....................................................    5.750    12/01/14           561
    1,000   Portage Co., OH, GO ....................................................    6.200    12/01/14         1,090
      400   Warren, OH, Waterworks Rev .............................................    5.500    11/01/15           428
    1,000   Buckeye Valley, OH, LSD GO .............................................    6.850    12/01/15         1,198
      500   Ohio St. Higher Educ. Fac. Rev. (Univ. of Dayton) ......................    6.750    12/01/15           536
      500   Cleveland, OH, Waterworks Impt. Rev., Ser. F ...........................    6.250    01/01/16           517
      730   Columbus-Polaris Hsg. Corp. Rev. Prerefunded @ 102 .....................    7.400    01/01/16           864
      465   Ohio HFA SFM Rev., Ser. 1991D ..........................................    7.050    09/01/16           476
      750   Montgomery Co., OH, Hosp. Rev. (Miami Valley Hosp.) ....................    6.250    11/15/16           777
    1,000   Greater Cleveland, OH, Regional Trans. Auth. GO ........................    4.750    12/01/16           974
    1,260   Cleveland, OH, Airport Sys. Rev ........................................    5.125    01/01/17         1,266
      750   Butler Co.,OH, Trans. Impt. Dist .......................................    5.125    04/01/17           755
      500   Toledo, OH, Sewer Sys. Rev .............................................    6.350    11/15/17           548

                           TOUCHSTONE FAMILY OF FUNDS
                                       50

OHIO INSURED TAX-FREE FUND (CONTINUED)
========================================================================================================================
PRINCIPAL                                                                                                      MARKET
 AMOUNT     FIXED RATE REVENUE &                                                       COUPON    MATURITY       VALUE
 (000's)    GENERAL OBLIGATION BONDS - 98.1% (CONTINUED)                                RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
$   1,000   Springfield, OH, CSD GO ................................................    5.000    12/01/17    $      991
    1,000   Ohio St. Bldg. Auth. Rev. (Adult Correctional Bldg.) ...................    5.250    10/01/18         1,013
    1,165   Cleveland, OH, GO ......................................................    5.125    12/01/18         1,169
    1,000   University of Cincinnati, OH, General Receipts Rev .....................    5.750    06/01/19         1,057
    1,000   Lucas Co., OH, Hsg. Dev. Corp. (Northgate Apts.) .......................    5.950    07/01/19         1,020
    1,000   Lorain Co., OH, Hosp. Rev. (Catholic Health Partners) ..................    5.500    09/01/19         1,029
    1,000   Lucas Co., OH, Hosp. Rev. (Promedica Health) ...........................    5.625    11/15/19         1,039
    2,000   Avon Lake, OH, CSD GO ..................................................    5.500    12/01/19         2,071
    2,145   Brunswick, OH, CSD .....................................................    5.750    12/01/19         2,270
      745   Crawford Co., OH, GO ...................................................    4.750    12/01/19           704
    1,000   Evergreen OH, LSD ......................................................    5.500    12/01/19         1,033
    1,000   Hamilton Co., OH, Sales Tax, Rev .......................................    5.250    12/01/19         1,010
    2,000   Hamilton, OH, CSD GO ...................................................    5.500    12/01/19         2,055
    1,250   Kings, OH, LSD GO ......................................................    5.950    12/01/19         1,349
      500   Akron, OH, GO ..........................................................    5.800    11/01/20           529
      705   Dublin, OH, Var. Purp. Impt ............................................    5.000    12/01/20           694
      500   Greene Co., OH, Sewer Sys. Rev. ........................................    5.125    12/01/20           499
    1,000   Greene Co., OH, Sewer Sys. Rev .........................................    5.625    12/01/20         1,044
    1,500   Nordonia Hills, OH, CSD Sch. Impt. GO ..................................    5.375    12/01/20         1,529
      850   West Chester Twnshp., OH, GO ...........................................    5.000    12/01/20           836
      525   Kings, OH, LSD GO ......................................................    6.050    12/01/21           571
      500   Lake, OH, LSD GO (Stark Co.) ...........................................    5.750    12/01/21           527
    1,000   Summit Co., OH, GO .....................................................    6.000    12/01/21         1,089
    1,000   Alliance, OH, CSD GO ...................................................    5.500    12/01/22         1,028
    1,035   Lima OH, CSD ...........................................................    5.500    12/01/22         1,068
      500   Morgan, OH, LSD GO .....................................................    5.750    12/01/22           526
    1,250   Scioto Valley, OH, LSD .................................................    5.650    12/01/22         1,304
    1,000   Hamilton, OH, CSD GO ...................................................    5.625    12/01/24         1,034
    1,000   Hilliard, OH, CSD GO ...................................................    5.750    12/01/24         1,053
    1,000   Kings, OH, LSD GO ......................................................    5.650    12/01/24         1,026
    1,250   Ohio St. University General Receipts Rev ...............................    5.750    12/01/24         1,314
    1,000   Hilliard, OH, CSD GO ...................................................    5.750    12/01/28         1,049
      925   Licking Heights, OH, LSD GO ............................................    6.400    12/01/28         1,073
---------                                                                                                    ----------
$  55,498   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
---------   (Amortized Cost $54,739) ...............................................                         $   58,210
                                                                                                             ----------

                           TOUCHSTONE FAMILY OF FUNDS
                                       51

OHIO INSURED TAX-FREE FUND (CONTINUED)
========================================================================================================================
PRINCIPAL                                                                                                      MARKET
 AMOUNT                                                                                COUPON    MATURITY       VALUE
 (000's)    FLOATING AND VARIABLE DEMAND NOTES - 1.2%                                   RATE       DATE        (000's)
------------------------------------------------------------------------------------------------------------------------
$     700   Ohio St. Air Quality Dev. Auth. Rev. (Mead Corp.)
---------   (Amortized Cost $700) ..................................................    3.250    07/02/01    $      700
                                                                                                             ----------

$  56,198   TOTAL INVESTMENTS AT VALUE - 99.3%
=========   (Amortized Cost $55,439) ...............................................                         $   58,910

            OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7% ...........................                                447
                                                                                                             ----------

            NET ASSETS - 100.0% ....................................................                         $   59,357
                                                                                                             ==========

See accompanying notes to financial statements and notes to portfolios of investments.

                           TOUCHSTONE FAMILY OF FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS
JUNE 30, 2001
================================================================================

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at June 30, 2001.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:

ARPB - Adjustable Rate Put Bond
BANS - Bond Anticipation Notes
COP - Certificates of Participation
CSD - City School District
EDR - Economic Development Revenue
EVSD - Exempted Village School District
FSA - Financial Security Assurance
GO - General Obligation
GRANS - Grant Revenue Anticipation Notes
HFA - Housing Finance Authority/Agency
HFC - Housing Finance Corporation
IDA - Industrial Development Authority/Agency
IDR - Industrial Development Revenue
ISD - Independent School District
LSD - Local School District
MFH - Multi-Family Housing
MFM - Multi-Family Mortgage
PCR - Pollution Control Revenue
RANS - Revenue Anticipation Notes
SFM - Single Family Mortgage
TANS - Tax Anticipation Notes
TRANS - Tax Revenue Anticipation Notes
USD - Unified School District
UT - Unlimited Tax
VRDN - Variable Rate Demand Notes

                           TOUCHSTONE FAMILY OF FUNDS

REPORT OF INDEPENDENT AUDITORS
================================================================================

To the Shareholders and Trustees of the Touchstone Tax-Free Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Touchstone Tax-Free Trust (consisting of Tax-Free Money Fund, California Tax-Free Money Fund, Ohio Tax-Free Money Fund, Florida Tax-Free Money Fund, Tax-Free Intermediate Term Fund, and Ohio Insured Tax-Free Fund) (the Funds) as of June 30, 2001, the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented herein for each of the respective years or periods ended June 30, 1999 were audited by other auditors whose report dated August 6, 1999 expressed an unqualified opinion.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the Touchstone Tax-Free Trust as of June 30, 2001, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the two years then ended, in conformity with accounting principles generally accepted in the United States.

                                        /s/ Ernst & Young LLP

Cincinnati, Ohio
August 10, 2001

                           TOUCHSTONE FAMILY OF FUNDS

================================================================================

TOUCHSTONE FAMILY OF FUNDS

DISTRIBUTOR
Touchstone Securities, Inc.
221 East Fourth Street
Suite 300
Cincinnati, Ohio 45202-4094
800.638.8194
www.touchstonefunds.com

INVESTMENT ADVISER
Touchstone Advisors, Inc.
221 East Fourth Street
Suite 300
Cincinnati, Ohio 45202-4094

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

                             ----------------------
                                   PRESORTED
                                   STANDARD A
                               U.S. POSTAGE PAID
                               SOUTH SUBURBAN, IL
                                  PERMIT #3602
                             ----------------------
                            ADDRESS SERVICE REQUESTED




TOUCHSTONE
------------------------------------------------------------------------------
  Family of Funds
                                                       FORM TSF-336-0107